Doc. #337652 v.05

                                                             Doc. #337652 v.05

                                                            File No.
                                                            33-_______

                   As filed with the SEC on August __, 2000
       U.S. SECURITIES AND EXCHANGE COMMISSIONWashington, DC 20549FORM
         N-14REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     X   Pre-Effective Amendment No.      Post-Effective Amendment No.
                                     -----                             -----
                       (Check appropriate box or boxes)

                               STRATEVEST FUNDS
              (Exact Name of Registrant as Specified in Charter)

                                1-800-245-0242
                       (Area Code and Telephone Number)
                             5800 CORPORATE DRIVE
                     PITTSBURGH, PENNSYLVANIA 15237-7000
                  (Address of Principal Executive Offices --
                    Number, Street, City, State, Zip Code)

                           C. TODD GIBSON, ESQUIRE
                          FEDERATED SERVICES COMPANY
                             1001 LIBERTY AVENUE
                          PITTSBURGH, PA 15222-3779
                  (Name and Address of Agent for Service --
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                            BRUCE G. LETO, ESQUIRE
                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 ONE COMMERCE SQUARE
                            PHILADELPHIA, PA 19103

           Approximate Date of Proposed Public Offering: As soon as
       practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON SEPTEMBER __, 2000,
                            PURSUANT TO RULE 488.

   Title of Securities Being Registered - Shares of beneficial interest of
                        Stratevest Large Cap Core Fund


NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

             IMPORTANT NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY
                  BALLOT AND RETURN IT AS SOON AS POSSIBLE.

                                 FORUM FUNDS
                            INVESTORS EQUITY FUND
                            INVESTORS GROWTH FUND
                             TWO PORTLAND SQUARE
                            PORTLAND, MAINE 04101

                              September __, 2000

Dear Valued Shareholder:

            Enclosed is a Notice of Special Meeting of Shareholders (the "Special Meeting"). The Special Meeting has been scheduled for November 3, 2000 at 10:00 a.m. (Eastern time), at the offices of Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The accompanying Prospectus/Proxy Statement describes the proposals being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card.

            The Special Meeting is critically important as shareholders of the Investors Equity Fund (the "Forum Equity Portfolio"), a series of Forum Funds ("Forum Funds"), are being asked to consider and approve an Agreement and Plan of Reorganization that provides for the acquisition of all of the assets and assumption of the liabilities of the Forum Equity Portfolio in exchange for the shares of beneficial interest of the Stratevest Large Cap Core Fund (the "Stratevest Fund"), a series of Stratevest Funds (the "Trust"). In addition, shareholders of the Investors Growth Fund (the "Forum Growth Portfolio"), another series of Forum Funds, are being asked to approve an Agreement and Plan of Reorganization that provides for the acquisition of all of the assets and assumption of the liabilities of the Forum Growth Portfolio in exchange for the shares of beneficial interest of the Stratevest Fund. (The Forum Equity Portfolio and the Forum Growth Portfolio are together referred to as the "Forum Portfolios.")

            The Stratevest Fund is a newly created fund that is comparable to the Forum Portfolios and that is managed by The Stratevest Group, N.A. (the "Adviser"). On the date of the exchanges, you will receive shares of the Stratevest Fund equal in value to your investment in the Forum Portfolios.
As a result of the two reorganization transactions (each a "Reorganization"), shareholders of each Forum Portfolio will become shareholders of the Stratevest Fund.

            Each proposed Reorganization is intended to be a tax-free reorganization, which means that you will not have a taxable gain or loss on the exchange of your shares in the Forum Portfolio.

            SHAREHOLDERS OF THE FORUM PORTFOLIOS WILL NOT BEAR ANY EXPENSES OF THE REORGANIZATIONS. THE ADVISER AND/OR ITS AFFILIATES AND/OR
SUBSIDIARIES AND OTHER PARTIES HAVE AGREED TO PAY ALL EXPENSES OF THE REORGANIZATIONS.

            THE BOARD OF  TRUSTEES  OF FORUM  FUNDS HAS  UNANIMOUSLY  APPROVED
EACH REORGANIZATION AND BELIEVES THAT EACH REORGANIZATION WITH RESPECT TO THE APPLICABLE FORUM PORTFOLIO IS IN THE BEST INTERESTS OF ITS SHAREHOLDERS. THE BOARD OF TRUSTEES OF FORUM FUNDS RECOMMENDS THAT YOU APPROVE THE REORGANIZATION OF THE FORUM PORTFOLIO IN WHICH YOU OWN SHARES BY VOTING YOUR PROXY.

            The anticipated benefits of the Reorganizations are:

               the future asset size of the Stratevest Fund is expected to be larger than the current asset size of the Forum Portfolios, thus we expect the Reorganizations will result in greater investment leverage and market presence;

               shareholders will be able to choose from a wider array of additional investment options, both among other series of the Trust and other investment companies that are managed and/or distributed by Federated Investors, Inc. or its affiliates, and will be able to exchange into these other investment options without incurring any transaction costs; and

               the Reorganizations may result in certain economies of scale and operating efficiencies, which could ultimately translate into lower expense ratios and enhanced returns for shareholders.

            Please  read  the  enclosed  proxy   materials  and  consider  the
information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States.

                                          Very truly yours,





                                          John Y. Keffer
                                          President
                                          Forum Funds


                               PRELIMINARY COPY

                                 FORUM FUNDS
                            INVESTORS EQUITY FUND
                            INVESTORS GROWTH FUND
                             Two Portland Square
                            Portland, Maine 04101

                              September __, 2000

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        SCHEDULED FOR NOVEMBER 3, 2000

To the Shareholders of Investors Equity Fund and Investors Growth Fund:

            NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of the Investors Equity Fund (the "Forum Equity Portfolio") and Investors Growth Fund (the "Forum Growth Portfolio") of Forum Funds ("Forum Funds") will be held at the offices of Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, on November 3, 2000, at 10:00 a.m. (Eastern time), to consider the following:

      1. An Agreement and Plan of Reorganization (the "Equity Plan") between Forum Funds, on behalf of the Forum Equity Portfolio, and Stratevest Funds (the "Trust"), on behalf of its series, the
            Stratevest Large Cap Core Fund (the "Stratevest Fund"), that provides for the acquisition of all of the assets and assumption of the liabilities of the Forum Equity Portfolio in exchange for the shares of beneficial interest of the Stratevest Fund, the distribution of such shares to the shareholders of the Forum
            Equity Portfolio, and the termination of the Forum Equity Portfolio. Only shareholders of the Forum Equity Portfolio are being asked to vote on the Equity Plan.

      2. An Agreement and Plan of Reorganization (the "Growth Plan") between Forum Funds, on behalf of the Forum Growth Portfolio, and the Trust, on behalf of the Stratevest Fund, that provides for the acquisition of all of the assets and assumption of the liabilities of the Forum Growth Portfolio in exchange for the shares of beneficial interest of the Stratevest Fund, the distribution of such shares to the shareholders of the Forum
            Growth Portfolio, and the termination of the Forum Growth Portfolio. Only shareholders of the Forum Growth Portfolio are being asked to vote on the Growth Plan.

      3.    Any other business that properly comes before the Special Meeting.

            The attached Prospectus/Proxy Statement provides more information concerning these transactions, and a copy of a form of Agreement and Plan of Reorganization (which is substantially identical to the Equity Plan and the Growth Plan) is attached as Exhibit A.

            Shareholders of record as of the close of business on , 2000, are entitled to notice of and to vote at the Special Meeting and any related follow-up meetings.

                                          By Order of the Board of Trustees,

                                          Leslie K. Klenk
                                          Secretary
                                          Forum Funds

September __, 2000


           WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING,
              PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD
                         (VOTING INSTRUCTION CARD) .

   YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU
                          OWNED ON THE RECORD DATE.


                        PROSPECTUS AND PROXY STATEMENT

                              TABLE OF CONTENTS

                                                                          PAGE
COVER PAGE...............................................................Cover
SUMMARY..................................................................
      What proposal am I voting on?......................................
      How will the shareholder voting be handled?........................
COMPARISONS OF SOME IMPORTANT FEATURES...................................
      How do the investment objectives, strategies and policies of the
      Stratevest
            Fund and the Forum Portfolios compare?.......................
      What are the risks of investments in the Stratevest Fund and the
            Forum Portfolios?............................................
      How are the Trust and Forum Funds organized?.......................
      Who manages the Stratevest Fund and the Forum Portfolios?..........
      What are the fees and expenses the Stratevest Fund and the Forum
            Portfolios, and what might they be after the Reorganization?. Where can I find more financial information about the Forum Portfolios? What are other key features of the Stratevest Fund and the Forum
            Portfolios?..................................................
REASONS FOR THE REORGANIZATIONS..........................................
INFORMATION ABOUT THE REORGANIZATIONS....................................
      How will the Reorganizations be carried out?.......................
      Who will pay the expenses of the Reorganizations?..................
      What are the tax consequences of the Reorganizations?..............
      What should I know about the shares of the Stratevest Fund?........
      What are the capitalizations of the Stratevest Fund and
            the Forum Portfolios and what might the
            capitalization be after the Reorganizations?.................
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES.............
      Are there any significant differences between the investment objectives and strategies of the Stratevest Fund and the Forum Portfolios? How do the fundamental investment restrictions of the Stratevest
            Fund and the Forum Portfolios differ?........................
      What are the risk factors associated with investments in the Stratevest
            Fund and the Forum Portfolios?...............................
VOTING INFORMATION.......................................................
      How many votes are necessary to approve the Plans?.................
      How do I ensure my vote is accurately recorded?....................
      Can I revoke my proxy?.............................................
      What other matters will be voted upon at the Special Meeting?......
      Who is entitled to vote?...........................................
      What other solicitations will be made?.............................
      Are there dissenters' rights?......................................
OTHER INFORMATION
      Who are the principal holders of shares of the Forum Portfolios?...
      What are the tax implications of investing in the Stratevest Fund and the Forum Portfolios?....................................
INFORMATION ABOUT THE STRATEVEST FUND....................................
INFORMATION ABOUT THE FORUM PORTFOLIOS...................................
EXHIBITS TO THE PROSPECTUS AND PROXY STATEMENT
      EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION...........  A-1



                        PROSPECTUS AND PROXY STATEMENT

                           DATED SEPTEMBER __, 2000

                       ACQUISITION OF THE ASSETS OF THE
                            INVESTORS EQUITY FUND
                                     AND
                            INVESTORS GROWTH FUND
                               EACH A SERIES OF
                                 FORUM FUNDS
                             TWO PORTLAND SQUARE
                            PORTLAND, MAINE 04101
                                (800) 943-6786

                            BY AND IN EXCHANGE FOR
                     SHARES OF BENEFICIAL INTEREST OF THE
                        STRATEVEST LARGE CAP CORE FUND
                                 A SERIES OF
                               STRATEVEST FUNDS
                             5800 CORPORATE DRIVE
                     PITTSBURGH, PENNSYLVANIA 15237-7000
                                1-800-245-0242


      This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Special Meeting") of the Investors Equity Fund (the "Forum Equity Portfolio") and the Investors Growth Fund (the "Forum Growth Portfolio"), each a series of Forum Funds ("Forum Funds"). The shareholders of each of the Forum Equity Portfolio and the Forum Growth Portfolio (together, the "Forum Portfolios") are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan," and together, the "Plans"). If shareholders of a Forum Portfolio vote to approve its Plan, substantially all the assets and liabilities of the Forum Portfolio will be acquired by and in exchange for shares of beneficial interest of the Stratevest Large Cap Core Fund (the "Stratevest Fund"), a series of Stratevest Funds (the "Trust").

      If shareholders of a Forum Portfolio vote to approve its Plan, those shareholders will receive shares of beneficial interest of the Stratevest Fund equal in value to their investment in shares of the Forum Portfolio in which they own shares. Each Forum Portfolio will then be terminated and dissolved. The approval of the Plan relating to the Forum Equity Portfolio (the "Equity Plan"), and the reorganization of the Forum Equity Portfolio, is not contingent on the approval of the Plan relating to the Forum Growth Portfolio (the "Growth Plan"). Similarly, the approval of the Growth Plan, and the reorganization of the Forum Growth Portfolio, is not contingent on the approval of the Equity Plan.

      The Special Meeting will be held at the offices of Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, on November 3, 2000, at 10:00 a.m. (Eastern time). The Board of Trustees of Forum Funds, on behalf of the Forum Portfolios, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about September ___, 2000.

      The investment objectives of the Stratevest Fund and the Forum Growth Portfolio are identical - to seek long-term capital appreciation. Similarly, the Forum Equity Portfolio's investment objective is to seek capital appreciation by investing primarily in the common stock of companies domiciled in the United States. Differences between the Stratevest Fund and the Forum Portfolios include (i) the size of companies in which the Stratevest Fund and the Forum Portfolios invest, and (ii) the investment styles that are used to manage the Stratevest Fund and the Forum Portfolios.

      This Prospectus/Proxy Statement gives the information about the proposed Reorganizations and the Stratevest Fund that you should know before investing. You should retain it for future reference. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Stratevest Fund, dated September __, 2000, which is incorporated by reference into this Prospectus/Proxy Statement. Statements of Additional Information for the Stratevest Fund dated September __, 2000 (relating to the Stratevest Fund's Prospectus of the same date) and September __, 2000 (relating to this Prospectus/Proxy Statement), each containing additional information, have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated by reference into this Prospectus/Proxy Statement. You may request a free copy of the Statements of Additional Information without charge by calling 1-800-245-0242 or by writing to Stratevest Funds at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

      A prospectus (dated October 1, 1999, as supplemented on December 21, 1999 and June 6, 2000) and a statement of additional information (dated October 1, 1999, as supplemented on March 24, 2000), relating to the Forum Equity Portfolio, are on file with the SEC (File Nos. 2-67052; 811-3023). A prospectus (dated August 1, 2000) and a statement of additional information (dated August 1, 2000), relating to the Forum Growth Portfolio, are on file with the SEC (File Nos. 2-67052; 811-3023). Forum Funds' annual report, dated May 31, 2000, relating to the Forum Equity Portfolio, along with Forum Funds' annual report, dated March 31, 2000, relating to the Forum Growth Portfolio, are also on file with the SEC. Each of these documents is incorporated by reference into this Prospectus/Proxy Statement. You may request a free copy of the prospectuses, the statements of additional information, and the annual reports of the Forum Portfolios by writing or calling Forum Shareholder Services, LLC, P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 943-6786.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                   SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of Agreement and Plan of Reorganization (attached as Exhibit A) and the Prospectus of the Stratevest Fund, dated September ___, 2000. Forum Funds, on behalf of each Forum Portfolio, will enter into a separate Agreement and Plan of Reorganization (each a "Plan") that is substantially identical to the form of Agreement and Plan of Reorganization attached hereto as Exhibit A.

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held in September 2000, the Board of Trustees of Forum Funds, on behalf of the Forum Portfolios, approved each Plan and determined to recommend that shareholders of each Forum Portfolio vote to approve its Plan. If the shareholders of a Forum Portfolio vote to approve its Plan, the Forum Portfolio will transfer its assets and liabilities to the Stratevest Fund, in exchange for an equal value of shares of beneficial interest of the Stratevest Fund. The shares of the Stratevest Fund will then be distributed to the shareholders of the Forum Portfolio and the Forum Portfolio will be terminated and dissolved. (The proposed transactions are referred to in this Prospectus/Proxy Statement as the "Reorganizations.") As a result of the Reorganization of the Forum Portfolio in which you own shares, you will cease to be a shareholder of that Forum Portfolio and will become a shareholder of the Stratevest Fund. This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganizations take place. You will receive shares of the Stratevest Fund equal in value to your investment in shares of the Forum Portfolio in which you own shares.

      The Stratevest Fund is a series of Stratevest Funds (the "Trust"), an investment company that is advised by The Stratevest Group, N.A. (the "Adviser"). The Stratevest Fund has an investment objective and investment policies that are similar, but not identical, to those of the Forum Portfolios. For the reasons set forth in the "Reasons for the Reorganizations" section, the Board of Trustees of Forum Funds, on behalf of the Forum Portfolios, has determined that each Reorganization with respect to each Forum Portfolio is in the best interests of its shareholders. The Board of Trustees of Forum Funds has concluded that no dilution in value would result to the shareholders of each Forum Portfolio as a result of its Reorganization. Similarly, the Trust's Board of Trustees has concluded that no dilution in value would result to the shareholders of the Stratevest Fund as a result of the Reorganizations.

      The Stratevest Fund and the Forum Portfolios expect to receive an opinion from Stradley, Ronon, Stevens & Young, LLP to the effect that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization. If so, the shareholders of each Forum Portfolio will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Forum Portfolio for shares of the Stratevest Fund, and neither the Stratevest Fund nor the Forum Portfolios will recognize any gain or loss upon the exchange of substantially all of the assets and liabilities of each Forum Portfolio for shares of the Stratevest Fund.

           THE BOARD OF TRUSTEES OF FORUM FUNDS RECOMMENDS THAT YOU
                          VOTE TO APPROVE THE PLANS

      This Prospectus/Proxy Statement compares the key features and discusses the material differences between the Stratevest Fund and the Forum Portfolios. You should pay particular attention to these comparisons. You should carefully consider the differences between the Stratevest Fund and the Forum Portfolios in deciding whether or not to approve the Plans.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

      Shareholders who own shares of a Forum Portfolio at the close of business on ______ ___, 2000 will be entitled to vote at the Special Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Shareholders of the Forum Equity Portfolio will vote on the approval of the Equity Plan only; shareholders of the Forum Growth Portfolio will vote on the approval of the Growth Plan only. To approve a Reorganization, a majority of the shares of each Forum Portfolio outstanding and entitled to vote must be voted in favor of its respective Plan.

      Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card and mailing it. If you vote by proxy, your votes will be officially cast at the Special Meeting by the persons appointed as proxies.

      You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Special Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE STRATEVEST FUND AND THE FORUM PORTFOLIOS COMPARE?

      The investment objectives of the Stratevest Fund and the Forum Growth Portfolio are identical - to seek long-term capital appreciation. Similarly, the investment objective of the Forum Equity Portfolio is to seek capital appreciation by investing primarily in the common stock of companies domiciled in the United States. The investment objectives of the Stratevest Fund and the Forum Portfolios are fundamental, and cannot be changed without shareholder approval.

      The Stratevest Fund and the Forum Equity Portfolio are both advised by the Adviser. The Forum Growth Portfolio is advised by Forum Investment Advisors, LLC (the "Forum Adviser"). While the Stratevest Fund and the Forum Portfolios are managed similarly, there are differences in the investment strategies, investment process, and the investment policies of the Stratevest Fund and the Forum Portfolios, which include (i) the size of the companies in which the Stratevest Fund and the Forum Portfolios may invest, and (ii) the investment strategies that are used by the Adviser to manage the Stratevest Fund and the Forum Portfolios.

      Under normal market conditions, the Stratevest Fund pursues its investment objective by investing in stocks of large-cap companies, by utilizing a blended style of investing using both a growth-based and value-based strategy. It is expected that the Stratevest Fund will have the overall portfolio characteristics that define it as "large cap core," which is an investment style that has elements of both growth and value investing. At least 65% of the Stratevest Fund's assets will be invested in large cap stocks.

      Under normal market conditions, the Forum Equity Portfolio seeks to achieve its investment goal by investing primarily in the common stock of established growth oriented domestic companies with market capitalizations exceeding $2 billion. The primary focus is on the core earnings power of the company and the ability to provide above-average growth in revenues, earnings and cash flow for a multi-year period. The Forum Equity Portfolio may invest a significant portion of its assets in mid-cap companies.

      The Forum Growth Portfolio seeks to achieve its investment objective by primarily investing in the common stock of domestic companies with market capitalizations of $2 billion or more and that possess above average growth potential or that possess value not yet fully reflected in the stock's price.

      With respect to the Stratevest Fund, the Adviser will employ a blended style of investing utilizing both growth- and value-based strategies, with an emphasis on the growth-based strategy. The Adviser has employed a similar strategy for the Forum Equity Portfolio. Currently, the Forum Equity Portfolio's portfolio includes both growth and value companies, with an emphasis on growth companies. The composition of the Forum Equity Portfolio's portfolio, therefore, is consistent with the investment strategy to be employed by the Adviser for the Stratevest Fund.

      The Adviser employs a similar investment process in selecting securities for the portfolios of the Forum Equity Portfolio and the Stratevest Fund. In managing the assets of the Stratevest Fund and the Forum Equity Portfolio, the Adviser identifies economic sectors and industries with a potential for above average growth for a period of five years or more. The Adviser seeks companies that offer secular growth driven by factors such as technological changes and demographics, and avoids industries subject to heavy governmental regulation or dependence on commodity pricing for growth. The Adviser also uses fundamental research to identify companies with histories of sustained profitability and leadership within their respective industries. The primary focus is on the core earnings power of the company and the ability to provide above-average growth in revenues, earnings and cash flows for a multi-year period. The Adviser monitors the companies owned by the Forum Equity Portfolio and the Stratevest Fund to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock (i) if there is a sustained deterioration in the fundamentals of a company, (ii) if a more attractive investment is found, and (iii) to maintain appropriate diversification within the portfolios of the Forum Equity Portfolio and the Stratevest Fund.

      In managing the Forum Growth Portfolio, the Forum Adviser may invest in companies that have above-average growth potential or value not fully reflected in their stock price. The Forum Adviser uses fundamental analysis, valuation measures such as price/earnings ratios and price/cash flow ratios and technical analysis to determine those companies whose shares are attractive for purchase by the Forum Growth Portfolio. In evaluating companies for purchase, the Forum Adviser considers the company's
(i) historical growth rate and return on capital; (ii) reported future growth rate and return on capital; (iii) financial condition; (iv) industry and competitive position in the industry; and (v) management quality. The Forum Adviser constantly monitors the companies owned by the Forum Growth Portfolio to determine if there have been any fundamental changes in the companies.
The Forum Adviser may sell a stock if (i) a more attractively priced stock is found or if funds are needed for other purposes; (ii) the underlying company experiences negative internal developments; (iii) the underlying company experiences a decline in financial conditions; (iv) the underlying company experiences a significant erosion in profitability, earnings or cash flow;
(v) the security is overvalued compared to its fundamentals; or (vi) it is oversized compared to other holdings.

      For more information about the investment objectives and policies of the Stratevest Fund and the Forum Portfolios, and the investment styles utilized by the Adviser and the Forum Adviser in managing the Stratevest Fund and the Forum Portfolios, please see the section "Comparison of Investment Objectives, Strategies and Policies."

WHAT ARE THE RISKS OF INVESTMENTS IN THE STRATEVEST FUND AND THE FORUM
PORTFOLIOS?

      Investments in the Stratevest Fund and the Forum Portfolios involve risks common to most mutual funds - the net asset value and total return of the Stratevest Fund and the Forum Portfolios will depend upon changes in the value of their portfolio securities. There is no guarantee against losses resulting from an investment in the Stratevest Fund or the Forum Portfolios, nor that the Stratevest Fund or the Forum Portfolios will achieve their investment objectives. An investment in the Stratevest Fund or the Forum Portfolios is not by itself a complete or balanced investment program.

      The Stratevest Fund and the Forum Portfolios are subject to the risks posed by investing in stocks - the market value of securities in which the Stratevest Fund and the Forum Portfolios invest is based upon the market's perception of value and is not necessarily an objective measure of the securities' value.

      Because the Adviser and the Forum Adviser focus on the growth characteristics of companies, both the Stratevest Fund and the Forum Portfolios are subject to risks relating to investing for growth. There is a risk that the earnings of these companies will not continue to grow at expected rates. There is also the risk that the market will not recognize the intrinsic value of a stock for an unexpectedly long time. The judgment of either the Adviser or the Forum Adviser as to the growth potential or value of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

      The Forum Growth Portfolio has additional risks due to its investment in smaller companies. The smaller a company's market capitalization, the greater the potential for stock price fluctuations, increased volatility due to lower trading volume, less publicly available information and less liquidity.

      Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

      For more information about the risks of the Stratevest Fund and the Forum Portfolios, see the section "What are the risk factors associated with investments in the Stratevest Fund and the Forum Portfolios?" under the heading "Comparison of Investment Objectives, Strategies and Policies."

HOW ARE THE TRUST AND FORUM FUNDS ORGANIZED?

      The Trust was organized as a Delaware business trust on July 10, 2000, and is registered with the SEC. The Trust is authorized to issue an unlimited number of shares of beneficial interest. Presently, there are six separate series of the Trust (each a "Trust Series"), including the Stratevest Fund. The Stratevest Fund has not had investment operations prior to the date of this Prospectus/Proxy Statement.

      Forum Funds is also organized as a Delaware business trust. Forum Funds commenced operations on March 24, 1980, as a Maryland corporation, and was reorganized as a Delaware business trust on January 5, 1996. Forum Funds is authorized to issue an unlimited number of shares of beneficial interest. Presently, there are nineteen separate series of Forum Funds (each a "Forum Series"), including the Forum Portfolios. The Forum Equity Portfolio and the Forum Growth Portfolio each commenced investment operations in 1997.

      The management of the business and affairs of the Stratevest Fund is the responsibility of the Board of Trustees of the Trust. The management of the business and affairs of the Forum Portfolios is the responsibility of the Board of Trustees of Forum Funds. The Board of Trustees of the Trust and the Board of Trustees of Forum Funds formulate the general policies of the Stratevest Fund and the Forum Portfolios, respectively. The Boards of Trustees meet periodically to review the performance, investment activity and investment practices of the Stratevest Fund and the Forum Portfolios, as applicable. The Stratevest Fund and the Forum Portfolios are open-end, registered management investment company series, commonly referred to as "mutual funds."

WHO MANAGES THE STRATEVEST FUND AND THE FORUM PORTFOLIOS?

      The Stratevest Group, N.A. (the "Adviser") is the investment adviser to the Stratevest Fund and to the Forum Equity Portfolio. The Adviser is a national banking association and is a wholly-owned subsidiary of Banknorth Group, a New England-based holding company. The Adviser and its affiliates have provided wealth management services to individuals and institutional investors since 1966. As of May 31, 2000, the Adviser had approximately
$8 billion in assets under management. The address of the Adviser is 111 Main Street, Burlington, Vermont.

      The Adviser or Peoples Heritage Bank, its affiliate, has been the investment adviser of the Forum Equity Portfolio since July 6, 2000, and receives an advisory fee at an annual rate of 0.65% of the average daily net assets of the Forum Equity Portfolio. Prior to July 6, 2000, H.M. Payson & Co. and Peoples Heritage Bank were the investment adviser and investment sub-adviser, respectively, for the Forum Equity Portfolio. H.M. Payson & Co. and Peoples Heritage Bank are both located at One Portland Square, Portland, Maine 04101.

      The individuals responsible for the day-to-day management of the Stratevest Fund's and the Forum Equity Portfolio's investments are Jonathan
W. White and Dana R. Mitiguy. Mr. White has been a Senior Vice President and an Investment Consultant of the Adviser and/or its predecessors since 1994. Mr. White has over 25 years of investment management and trust services experience. He earned a B.A. from Dartmouth University and an M.B.A. from the University of New Hampshire. Mr. White is a Chartered Financial
Analyst. Mr. Mitiguy has been a Senior Vice President and an Investment Consultant of the Adviser since 1995. Mr. Mitiguy has over 16 years of investment management and trust services experience. He earned a B.A. in Economics from Middlebury College and attended Cannon Trust School. Mr. Mitiguy has taken courses at Harvard University, Pace University and The New York Institute of Finance. Mr. Mitiguy is a Chartered Financial Analyst.

      Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, is the investment adviser to the Forum Growth Portfolio (the "Forum Adviser"). The Forum Adviser is a privately owned company controlled by John
Y. Keffer, who is Chairman of the Board of Trustees and President of Forum Funds. As of June 30, 2000, the Forum Adviser had approximately $3.3 billion of assets under management. The Forum Adviser has managed the Forum Growth Portfolio since its inception.

      The individual responsible for the day-to-day management of the Forum Growth Portfolio's investments is Dawn Marie Estlow Stillings. Ms. Stillings, a Portfolio Manager of the Forum Adviser, has been primarily responsible for the day-to-day management of the Forum Growth Portfolio since July 1, 2000. Prior thereto, Ms. Stillings provided back-up portfolio management services for the Forum Growth Portfolio since its inception on December 12, 1997. Ms. Stillings has more than twelve years of experience in the investment industry. Prior to joining the Forum Adviser in July 1996, Ms. Stillings was a member of the research department at H.M. Payson & Co., an investment advisory and trust services company.

      Once the Stratevest Fund commences operations, the Adviser will receive an investment advisory fee equal on an annual basis to 0.75% of the Stratevest Fund's average daily net assets. The Adviser may voluntarily reduce its fee or reimburse the Stratevest Fund for certain operating expenses.

      The Adviser receives an advisory fee at an annual rate of 0.65% of the average daily net assets of the Forum Equity Portfolio. The Adviser may voluntarily waive its fee and/or reimburse the expenses of the Forum Equity Portfolio in order to maintain the total expense ratio of the Forum Equity Portfolio at a certain percentage of the Portfolio's average daily net assets. This reduction may be eliminated at any time. For the fiscal year ended May 31, 2000, the Forum Equity Portfolio was advised by H.M. Payson & Co. H.M. Payson & Co. waived a portion of its fee so that it received 0.33% of the average daily net assets of the Forum Equity Portfolio. As a result of this waiver, the total expense ratio for the Forum Equity Portfolio for the fiscal year ended May 31, 2000 was 1.10% of the Forum Equity Portfolio's average daily net assets.

      The Forum Adviser receives an advisory fee at an annual rate of 0.65% of the average daily net assets of the Forum Growth Portfolio. For the fiscal year ended March 31, 2000, the Forum Adviser contractually agreed to reduce their advisory and other service fees in order to maintain the Forum Growth Portfolio's expense ratio at 1.10% or less of the Forum Growth Portfolio's average daily net assets. For the fiscal year ended March 31, 2000, the Forum Adviser contractually waived a portion of its fee so that it received 0.47% of the average net assets of the Forum Growth Portfolio. On August 1, 2000, all contractual fee waivers and reimbursements were eliminated.

WHAT ARE THE FEES AND EXPENSES OF THE STRATEVEST FUND AND THE FORUM PORTFOLIOS AND WHAT MIGHT THEY BE AFTER THE REORGANIZATIONS?

      The following tables describe the various fees and expenses that you will bear from an investment in a Forum Portfolio or the Stratevest Fund.

    REORGANIZATION OF THE FORUM EQUITY PORTFOLIO INTO THE STRATEVEST FUND
                             PRO FORMA FEE TABLE
                              AS OF MAY 31, 2000


                                                                   Pro Forma
                                 Forum Equity     Stratevest         After
                                             -    -----------        -----
                                   Portfolio         Fund3      Reorganization4
                                   ---------                    ---------------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)       4.00%            None           5.50%
      Imposed on Purchases (as
      a percentage of the
      offering price)
   Maximum Sales Charge (Load)        None            None            None
      Imposed on Reinvested
      Dividends (as a
      percentage of the amount
      redeemed)
   Maximum Deferred Sales           1.00%1            None            None
      Charge (as a percentage
      of amount redeemed)
   Redemption Fee                     None            None            None
   Exchange Fee                       None            None            None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted
   from fund assets)
   (as percentage of average
   net assets at May 31, 2000):
Management Fees...................  0.65%             None          0.75%
Distribution (12b-1) Fees.........    None            None          0.25%
Shareholder Services Fee..........    None            None          0.25%
Other Expenses ...................  0.77%             None          0.45%
Total Annual Fund Operating
   Expenses                         1.42%             None          1.70%
Fee Waiver........................ 0.32% 2            None          0.31%5
Net Expense.......................  1.10%             None          1.39%

1  Applicable only on purchases of $1 million or more.

2     Certain  service  providers   voluntarily   reduced  their  fees  and/or
  reimbursed certain expenses of the Forum Equity Portfolio so that total operating expenses did not exceed 1.10%. Fee reductions may be reduced or eliminated at any time for the period ended July 31, 2000.

3 The  Stratevest  Fund has not yet engaged in any  activity and has no assets or expenses.
4 Pro  forma  amounts  based  on  combined  net  assets  of the  Forum  Equity
  Portfolio and the Stratevest Fund as if the Reorganization had occurred on May 31, 2000.

5 Certain service providers for the Stratevest Fund have contractually agreed to waive their fees for the period ending October 31, 2001. These waivers may not be reduced or eliminated for a period of one year from the effective date of the Reorganization and may be reduced or eliminated thereafter only with the approval of the Board of Trustees of Stratevest Funds.


    REORGANIZATION OF THE FORUM GROWTH PORTFOLIO INTO THE STRATEVEST FUND
                             PRO FORMA FEE TABLE
                              AS OF MAY 31, 2000


                                                                    Pro Forma
                                  Forum Growth     Stratevest         After
                                                   -----------        -----
                                   Portfolio1         Fund3      Reorganization4
                                   ---------                     ---------------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)        4.00%            None           5.50%
      Imposed on Purchases (as
      a percentage of the
      offering price)
   Maximum Sales Charge (Load)         None            None            None
      Imposed on Reinvested
      Dividends (as a
      percentage of the amount
      redeemed)
   Maximum Deferred Sales            1.00%2            None            None
      Charge (as a percentage
      of amount redeemed)
   Redemption Fee                      None            None            None
   Exchange Fee                        None            None            None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted
   from fund assets)
   (as percentage of average
   net assets at May 31, 2000):
Management Fees...................    0.65%            None          0.75%
Distribution (12b-1) Fees.........     None            None          0.25%
Shareholder Services Fee..........     None            None          0.25%
Other Expenses ...................    2.00%            None          0.45%
Total Annual Fund Operating           2.65%
   Expenses                                            None          1.70%
Fee Waiver........................    0.00%            None          0.31%5
Net Expense.......................    2.65%            None          1.39%

1 The expense information for the Forum Growth Portfolio has been restated to reflect current fees as Fund assets have declined drastically since May 31, 2000. In addition, fee waivers of certain service providers have been eliminated.

2     Applicable only on purchases of $1 million or more.

3 The Stratevest Fund has not yet engaged in any activity and has no assets or expenses.

4 Pro  forma  amounts  based  on  combined  net  assets  of the  Forum  Equity
  Portfolio and the Stratevest Fund as if the Reorganization had occurred on May 31, 2000.

5 Certain service providers for the Stratevest Fund have contractually agreed to waive their fees for the period ending October 31, 2001. These waivers may not be reduced or eliminated for a period of one year from the effective date of the Reorganization and may be reduced or eliminated thereafter only with the approval of the Board of Trustees of Stratevest Funds.

    REORGANIZATION OF THE FORUM EQUITY PORTFOLIO AND THE FORUM GROWTH FUND
                           INTO THE STRATEVEST FUND
                             PRO FORMA FEE TABLE
                              AS OF MAY 31, 2000

                                   Forum    Forum                   Pro Forma
                                                                    ---------
                                  Equity    Growth     Stratevest     After
                                        -                             -----
                                 Portfolio  Portfolio3   Fund4    Reorganizations5
                                 ---------  ----------   ----     ----------------
SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)   4.00%      4.00%       None         5.50%
      Imposed on Purchases (as
      a percentage of the
      offering price)
   Maximum Sales Charge (Load)   None        None       None          None
      Imposed on Reinvested
      Dividends (as a
      percentage of the amount
      redeemed)
   Maximum Deferred Sales       1.00%1      1.00%1      None          None
      Charge (as a percentage
      of amount redeemed)
   Redemption Fee                None        None       None          None
   Exchange Fee                  None        None       None          None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted
   from fund assets)
   (as percentage of average
   net assets at May 31, 2000):
Management Fees.................0.65%       0.65%       None        0.75%
Distribution (12b-1) Fees........None        None       None        0.25%4
Shareholder Services Fee.........None        None       None        0.25%
Other Expenses .................0.77%       2.00%       None         0.45%
Total Annual Fund Operating                 2.65%
   Expenses                     1.32%                   None       1.70% 5
Fee Waiver......................0.32%2      0.00%       None        0.31%6
Net Expense.....................1.10%       0.00%       None        1.39%

1  Applicable only on purchases of $1 million or more.

2     Certain  service  providers   voluntarily   reduced  their  fees  and/or
  reimbursed certain expenses of the Forum Equity Portfolio so that total operating expenses did not exceed 1.10%. Fee reductions may be reduced or eliminated at any time for the period ended July 31, 2000.

3 The expense information for the Forum Growth Portfolio has been restated to reflect current fees as Fund assets have declined drastically since May 31, 2000. In addition, fee waivers of certain service providers have been eliminated.

4 The Stratevest Fund has not yet engaged in any activity and has no assets or expenses.

5 Pro  forma  amounts  based  on  combined  net  assets  of the  Forum  Equity
  Portfolio and the Stratevest Fund as if the Reorganization had occurred on May 31, 2000.

6 Certain service providers for the Stratevest Fund have contractually agreed to waive their fees for the period ending October 31, 2001. These waivers may not be reduced or eliminated for a period of one year from the effective date of the Reorganization and may be reduced or eliminated thereafter only with the approval of the Board of Trustees of Stratevest Funds.
EXAMPLES:

      The following are hypothetical examples intended to help you compare the cost of investing in the Stratevest Fund and the Forum Portfolios. This example assumes that you invest $10,000 in the Stratevest Fund and the Forum Portfolios for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% annual rate of return, that the Stratevest Fund's and the Forum Portfolios' operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested.

      Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 1 Year    3 Years    5 Years    10 Years
                                 ------    -------    -------    --------
Forum Equity Portfolio            $539       $831      $1,145     $2,034
Forum Growth Portfolio            $656      $1,188     $1,744     $3,255
Stratevest Fund                   $684      $1,028     $1,395     $2,425
(After proposed
Reorganizations)


      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Stratevest Fund and the Forum Portfolios pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account.

      The expenses of each of the Stratevest Fund and the Forum Portfolios are comprised of expenses attributable to the Fund or Portfolio, respectively, as well as expenses not attributable to any particular Trust Series or Forum Funds that are allocated among the various Trust Series or Forum Funds.

      Certain service providers have voluntarily undertaken to reduce a portion of their fees and/or reimburse certain expenses of the Forum Equity Portfolio in order to limit the Forum Equity Portfolio's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.10% or less of the average daily net assets of the Forum Equity Portfolio. Without such adjustments, the total annual operating expenses for the Forum Equity Portfolio would have been 1.42%. Voluntary fee waivers and expense reimbursements may be reduced at any time.

      Certain service providers contractually undertook, through July 31, 2000, to waive their fees and/or reimburse certain expenses of the Forum Growth Portfolio in order to limit the Forum Growth Portfolio's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.10% or less of the average daily net assets of the Forum Growth Portfolio. Without such adjustments, the total annual operating expenses for the Forum Growth Portfolio would have been 1.49%. Since May 31, 2000, the assets of the Forum Growth Portfolio have substantially declined and contractual fee waivers/reimbursements were eliminated on August 1, 2000. The estimated current expenses of the Forum Growth Portfolio are 2.65% of the Forum Growth Portfolio's average daily net assets.

      Any fee reduction or expense reimbursement has the effect of increasing the Forum Equity Portfolio's and/or the Forum Growth Portfolio's performance for the period during which the reduction or reimbursement was in effect and may not be recouped at a later date.

      The Stratevest Fund, which has not yet engaged in any activities, will commence operations at the Closing Date, currently scheduled for November 6, 2000, or such later date as the Trust and Forum Funds agree. For the fiscal year ending August 31, 2001, the estimated annualized ratio of operating expenses to average net assets for the Stratevest Fund is 1.36%.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FORUM PORTFOLIOS?

      For the Forum Portfolios, per share income information since each Forum Portfolio's commencement of operations is shown under the heading "Financial Highlights" in each Forum Portfolio's current annual report to its shareholders. The annual reports also contain a discussion of the performance during the fiscal years ended May 31, 2000 (for the Forum Equity Portfolio) and March 31, 2000 (for the Forum Growth Portfolio). You may request a free copy of the annual reports by calling (800) 943-6786.

WHAT ARE OTHER KEY FEATURES OF THE STRATEVEST FUND AND THE FORUM PORTFOLIOS?

      Administrative and Shareholder Services. Federated Services Company ("FSC") provides administrative services to the Trust, including the Stratevest Fund, under a services agreement. The services furnished include administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust Series. Under the services agreement with the Trust, FSC provides these services at the following annual rates of the average aggregate daily net assets of the
Trust: 0.150 of 1% on the first $500 million; 0.125 of 1% on the next $500 million; 0.110 of 1% on the next $1 billion; and 0.100 of 1% on assets in excess of $2 billion. After each Trust Series' first year of operations, the administrative fee received by FSC during any fiscal year shall be at least $75,000 per Trust Series. FSC may voluntarily reduce its fee and reimburse the Trust for its expenses. FSC is an indirect, wholly-owned subsidiary of Federated Investors, Inc. ("Federated").

      The Trust has entered into a Shareholder Services Agreement with The Stratevest Group, N.A. (the "Shareholder Services Agent") under which each Trust Series, including the Stratevest Fund, may make payments of up to 0.25 of 1% of the average daily net asset value of the shares of each Trust Series to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that the Shareholder Services Agent either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions may receive fees based upon shares owned by such institutions' clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Trust and the Shareholder Services Agent. However, the Shareholder Services Agent has agreed contractually to waive 0.05% of its fee for the period ending October 31, 2001.

      The Forum Financial Group, LLC ("Forum") of companies provides administration and distribution services to Forum Funds. As of June 30 , 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion. Forum Administrative Services, LLC ("FAdS") provides certain administrative services to Forum Funds, including the Forum Portfolios. The services furnished by FAdS under the administration agreement with Forum Funds include supervision of overall management of Forum Funds, providing Forum Funds with general office facilities and providing persons satisfactory to the Board of Trustees of Forum Funds to serve as officers of Forum Funds. For these services, each Forum Portfolio pays FAdS a fee which is accrued daily and paid monthly, equal, on an annual basis, to 0.20% of the Forum Portfolio's average daily net assets.

      The Forum Portfolios are not subject to shareholder service fees.

      Transfer Agency and Custody Services. FSC serves as the transfer agent and dividend disbursing agent for the Trust. The Trust Series pay FSC a fee based on the size, type, number of accounts and transactions made by shareholders, and is estimated to be approximately $23,000 for the fiscal year ending August 31, 2001. Forum Shareholder Services, LLC ("FSS") serves as the transfer agent for Forum Funds. For its services, FSS receives a fee equal to 0.25% of the average daily net assets of each Forum Portfolio, an annual fee of $12,000 plus annual shareholder account fees of $18.00 per shareholder account. Forum Trust, LLC serves as the custodian of the assets of the Stratevest Fund and each Forum Portfolio. The address of Forum Trust, LLC is Two Portland Square, Portland, Maine 04101.

      Distribution Services and Rule 12b-1 Plan.  Edgewood Services, Inc.
      -----------------------------------------
("Edgewood Services"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"), serves as the principal distributor of the shares of the Trust, including the Stratevest Fund. Edgewood Services offers the shares on a continuous, best-efforts basis. Edgewood Services is an indirect, wholly-owned subsidiary of Federated.

      The Trust has adopted a Rule 12b-1 distribution plan (the "Distribution Plan") pursuant to which the Stratevest Fund may pay a fee to Edgewood Services in an amount computed at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Stratevest Fund's shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. Edgewood Services has agreed to contractually waive 12b-1 fees for the period ending October 31, 2001. For more information regarding the Distribution Plan, please refer to the Prospectus of the Stratevest Fund.

      Edgewood Services, from its own assets, may pay investment professionals supplemental fees as financial assistance for providing distribution and administrative services with respect to the Stratevest Fund. Such assistance will be based upon shares owned by such investment professionals' clients or customers. If Edgewood Services pays any fees for these services, the fees will be reimbursed by the Adviser and not the Stratevest Fund.

      For sales of the shares of the Stratevest Fund, a broker/dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by Edgewood Services. However, Edgewood Services will, periodically, uniformly offer to pay to broker/dealers additional amounts in the form of cash, items of nominal value or promotional incentives.

      Forum Fund Services, LLC ("FFS"), a registered broker-dealer and member of the NASD, is the distributor (principal underwriter) of the Forum Portfolios' shares. FFS acts as the agent of the Forum Portfolios in connection with the offering of the Forum Portfolios' shares. FFS may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Forum Portfolios' shares. FFS receives, and may reallow to certain financial institutions, the sales charge paid by investors in the Forum Portfolios' shares.

      The Forum Portfolios have not adopted a Rule 12b-1 plan.

      Purchases, Exchanges and Redemptions. The shares of the Stratevest Fund and the shares of the Forum Portfolios are sold on a continuous basis at their respective net asset values, next determined after orders are received, plus the applicable sales charge. In the case of the Stratevest Fund, the maximum sales charge is 5.50%, and in the case of the Forum Portfolios, the maximum sales charge is 4.00%. Certain investors and transactions in the Stratevest Fund and the Forum Portfolios may be subject to reduced or waived sales charges. No sales charge will be imposed in connection with the issuance of the Stratevest Fund's shares to the shareholders of the Forum Portfolios as a result of the Reorganizations. For a complete description of the sales charges and the exemptions from the sales charges, please refer to the Prospectus of the Stratevest Fund and to the prospectuses for the Forum Portfolios, which are incorporated by reference.

      The minimum initial investment in the Stratevest Fund is $2,500, except that the minimum initial investment is $250 for retirement plans. The minimum subsequent investment for all investors in the Stratevest Fund is $100. The minimum initial investment in the Forum Portfolios is $2,000, except that the minimum initial investment is $1,000 for traditional and Roth IRA accounts, and $250 for accounts with systematic investment plans. The minimum subsequent investment for all investors in the Forum Portfolios is $250. The Stratevest Fund and the Forum Portfolios reserve the right to reject any purchase request. The Stratevest Fund and the Forum Portfolios also reserve the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

      The purchase price of shares of each of the Stratevest Fund and the Forum Portfolios is based on net asset value ("NAV"), plus a sales charge. The NAV per share for each of the Stratevest Fund and the Forum Portfolios is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. The time at which NAV is calculated may change in case of an emergency. The NAV of each of the Stratevest Fund and the Forum Portfolios is determined by taking the market value of all securities owned by the Fund or Portfolio, as applicable (plus all other assets, such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Purchase orders must be placed by 4:00 p.m. (Eastern time), in order to be priced at that day's NAV. So, for example, if the Stratevest Fund or a Forum Portfolio receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next day's NAV, plus the applicable sales charge. Neither the Stratevest Fund nor the Forum Portfolios can accept orders that request a particular day or price for the transaction or any other special conditions.

      The Stratevest Fund and the Forum Portfolios each value their portfolio securities for which market quotations are readily available at current market value. If market quotations are not readily available, then the Stratevest Fund and the Forum Portfolios value their portfolio securities at estimated fair value under procedures adopted by their respective Board of Trustees.

      Neither the Stratevest Fund nor the Forum Portfolios issues share certificates. If you purchase shares directly from the Stratevest Fund or a Forum Portfolio, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

      Shares of the Stratevest Fund may be exchanged for shares of the other Trust Series, and shares of other investment companies that are distributed by Edgewood Services or Federated Securities Corp. (the "Federated Funds"), subject to certain limitations, as described in the Prospectus of the Stratevest Fund. Federated Securities Corp., a registered broker-dealer, is a wholly-owned subsidiary of Federated. It serves as the distributor of more than 100 open-end investment companies.

      Shares of the Forum Portfolios may be exchanged for shares of certain other Forum Funds. Exchanges are subject to any initial or subsequent minimum investment amounts of the funds into which the exchange is being made. Exchanges are treated as a redemption and new purchase for federal income tax purposes and, accordingly, may have tax consequences for the shareholder. With respect to the Forum Portfolios only, exchanges are made at net asset value plus the difference between the sales charge already paid and any applicable sales charge on shares to be acquired in the exchange.

      Redemptions of shares of the Stratevest Fund or the Forum Portfolios may be made by telephone, by wire, by mailing a written request, or through a systematic withdrawal program. The Stratevest Fund redeems shares at the NAV per share next determined after the redemption request is received. The Forum Portfolios redeem shares at the NAV (minus any applicable charge) next calculated after the transfer agent receives the request in proper form. A contingent deferred sales charge ("CDSC") is assessed on redemptions of shares of each Forum Portfolio that were part of a purchase of $1 million or more. The Stratevest Fund does not assess a CDSC. For both the Stratevest Fund and the Forum Portfolios, proceeds will ordinarily be distributed by check within seven days after receipt of a redemption request.

      If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Stratevest Fund or the Forum Portfolios. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for further information.

      For a complete description of the purchase, exchange and redemption procedures applicable to the Stratevest Fund and the Forum Portfolios, please refer to the Prospectus of the Stratevest Fund and to the prospectuses of the Forum Portfolios, which are incorporated by reference.

      Dividends and Distributions. The Stratevest Fund and the Forum Equity Portfolio each intends to pay a dividend (if any) at least annually representing substantially all of its net investment income and any net realized capital gains. The Forum Growth Portfolio intends to pay a dividend (if any) quarterly. The amount of these distributions will vary and there is no guarantee the Stratevest Fund or the Forum Portfolios will pay dividends. Normally, the Stratevest Fund and the Forum Portfolios reinvest a shareholder's distributions in additional shares of the Fund or Portfolio, as applicable, unless a shareholder elects to receive distributions in cash.
For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. For both the Stratevest Fund and the Forum Portfolios, shares become entitled to receive distributions on the day after the shares are issued.

      For more information about the tax consequences of investments in the Stratevest Fund or the Forum Portfolios, see "What are the tax implications of investing in the Stratevest Fund and the Forum Portfolios" in this Prospectus/Proxy Statement.

                          REASONS FOR THE REORGANIZATIONS

      The Board of Trustees of Forum Funds (the "Forum Board"), on behalf of each Forum Portfolio, has recommended the Reorganizations in order to combine each Forum Portfolio with a potentially larger fund that has similar (or identical, in the case of the Forum Growth Portfolio) investment objectives and similar investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Reorganizations.

      The proposed Reorganizations and Plans were presented to the Forum Board at a meeting held in September 2000. In considering the Reorganizations, the Forum Board was advised by independent legal counsel as to its fiduciary duties under the 1940 Act with respect to each Forum Portfolio, and the required determinations that must be made under the 1940 Act in connection with the Reorganization of each Forum Portfolio.

      During its deliberations, the Forum Board (with the advice and assistance of independent legal counsel) reviewed, among other things:
(i) the terms and conditions of each Plan, including those provisions that were intended to avoid dilution of the interests of the shareholders of each Forum Portfolio; (ii) the potential effect of each Reorganization on the shareholders of the reorganizing Forum Portfolio; (iii) the investment advisory and other fees paid by the Stratevest Fund, and the projected expense ratio of the Stratevest Fund as compared to the expense ratios of the Forum Portfolios; (iv) the investment objectives, strategies, techniques, investment risks and limitations of the Forum Portfolios, and their relative compatibility with those of the Stratevest Fund; (v) the potential economies of scale to be gained from combining the assets of each Forum Portfolio into the Stratevest Fund as a result of the Reorganizations; (vi) the historical investment performance record of the Stratevest Fund; (vii) the anticipated tax consequences of each Reorganization for each Forum Portfolio and its shareholders; (viii) the fact that the costs of the Reorganizations would be borne by the Adviser and/or other third parties; and (ix) the shareholder services and other fees applicable to the shares of the Stratevest Fund as compared to those applicable to the shares of each Forum Portfolio.

      In considering whether to approve each proposed Reorganization, the Forum Board considered the relatively small asset size of each Forum Portfolio, the likelihood that the Forum Portfolios' service providers may not be able to maintain their current fee waivers, and the fact that if a Forum Portfolio was no longer viable, a reorganization would permit shareholders of the Forum Portfolio to own shares in a new fund without realizing tax consequences that would be present if the Forum Portfolio were to liquidate. In addition, the Forum Board considered the potential for greater asset size as a result of the Reorganizations, which may enable the Stratevest Fund to purchase portfolio securities in greater volume, creating the potential for more favorable pricing of the securities purchased. To the extent that these operational and economic benefits are realized, the benefits will work to the advantage of shareholders of each Forum Portfolio and the Stratevest Fund.

      In view of the foregoing characteristics of each Forum Portfolio and the Stratevest Fund, the Forum Board concluded that the investment objectives, strategies, techniques and limitations of each Forum Portfolio and the Stratevest Fund are substantially similar to, and compatible with, one another. The Forum Board also considered that the higher net expenses of the Stratevest Fund were comparable to the gross expenses of the Forum Portfolios, which are subject to service provider fee waivers that may not be maintained. In this connection, the Forum Board took note of the undertaking by the Adviser and/or other service providers to maintain the net expense ratio of the Stratevest Fund for at least one year following the Reorganizations, and thereafter the Adviser and/or other service providers will not reduce their fee waivers unless the reduction is approved by the Board of Trustees of the Trust.

      The Forum Board, including a majority of the trustees of Forum Funds who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of Forum Funds, concluded that the proposed Reorganizations would be in the best interests of each Forum Portfolio and of the shareholders of each Forum Portfolio. The Forum Board also concluded that no dilution of value would result to the shareholders of each Forum Portfolio from its respective Reorganization, and approved the Plans and recommended that shareholders of each Forum Portfolio vote to approve the Reorganization of the Forum Portfolio.

    FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF FORUM FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN FOR THE FORUM PORTFOLIO IN
                            WHICH YOU OWN SHARES.

      If a majority of the shares of a Forum Portfolio do not approve the Portfolio's Plan, the Reorganization relating to that Forum Portfolio will not occur, and the Forum Board will consider other possible courses of action for the Forum Portfolio, including liquidation and dissolution.

                       INFORMATION ABOUT THE REORGANIZATIONS

      This is only a summary of the important terms of the Plans. You should read the form of Plan which is attached as Exhibit A. The Equity Plan and the Growth Plan are substantially identical to the form of Plan, except for the name of the Forum Portfolio and certain non-material differences.

HOW WILL THE REORGANIZATIONS BE CARRIED OUT?

      If the shareholders of a Forum Portfolio approve the Plan, the Reorganization with respect to that Forum Portfolio will take place after various conditions are satisfied by Forum Funds, on behalf of the Forum Portfolio, and the Trust, on behalf the Stratevest Fund, including the preparation of certain documents. Forum Funds and the Trust will determine a specific date for the actual Reorganizations to take place. This is called the Closing Date. If the shareholders of a Forum Portfolio do not approve the Plan relating to the Forum Portfolio, the Reorganization of the Forum Portfolio will not take place.

      If shareholders of a Forum Portfolio approve the Plan at the Special Meeting, shares of that Forum Portfolio will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. Until the close of business on the Closing Date, you may continue to add to your existing account, subject to an established automatic investment plan, or buy additional shares through the reinvestment of dividend and capital gain distributions.

      If the shareholders of a Forum Portfolio approve the Plan, the Forum Portfolio will deliver to the Stratevest Fund all of its assets and liabilities on the Closing Date. In exchange, the Forum Portfolio will receive full and fractional shares of beneficial interest of the Stratevest Fund that have a value equal to the dollar value of the net assets delivered to the Forum Portfolio in connection with the Reorganization as of 4:00 p.m., Eastern time, on the Closing Date. The Forum Portfolio will then distribute, in complete liquidation, pro rata to its shareholders of record, all of the Stratevest Fund shares received by the Forum Portfolio.

      The stock transfer books of the Forum Portfolio will be permanently closed as of 4:00 p.m., Eastern time, on the Closing Date. The Forum Portfolio will only accept requests for redemption received in proper form before 4:00 p.m., Eastern time, on the business day immediately preceding the Closing Date. Requests received after that time will be considered requests to redeem shares of the Stratevest Fund. The Forum Portfolio will then be terminated under Delaware law. No front-end sales loads or CDSCs will be imposed in connection with the Reorganizations.

      Each Plan provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Plan by the shareholders of the Forum Portfolio to which the Plan relates; and (ii) the receipt by the Forum Portfolio and the Stratevest Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Forum Portfolio, the Stratevest Fund and the Forum Portfolio shareholders.

      The Plans may be amended only by the mutual consent of the Trust and Forum Funds in writing. The Trust and Forum Funds may also agree to terminate and abandon a Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of a Forum Portfolio.

WHO WILL PAY THE EXPENSES OF THE REORGANIZATIONS?

      The expenses resulting from the Reorganizations will be paid by the Adviser and/or its affiliates and/or subsidiaries and other parties.

WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATIONS?

      Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Forum Funds, on behalf of each Forum Portfolio, and the Trust, on behalf of the Stratevest Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, with respect to each Reorganization, that shareholders of each Forum Portfolio will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Forum Portfolio for shares of the Stratevest Fund and that neither the Stratevest Fund nor the Forum Portfolio will recognize any gain or loss upon the exchange of substantially all of the assets of the Forum Portfolio, subject to its liabilities, for shares of the Stratevest Fund.

      You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of a Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of a Reorganization, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF THE STRATEVEST FUND?

      While the Trust and Forum Funds are different entities, and thus, governed by different organizational documents, the Reorganizations will not result in material differences in shareholder rights. The shares of the Stratevest Fund that will be distributed to shareholders of the Forum Portfolios will have the same legal characteristics as the shares of the Forum Portfolios with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

      The Trust, under its Agreement and Declaration of Trust, and Forum Funds, under its Trust Instrument, both have an unlimited number of authorized shares of beneficial interest. The Boards of Trustees of the Trust and of Forum Funds (the "Boards") may, without shareholder approval, divide the authorized shares of the Trust and Forum Funds into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares ("classes"). Each of the Stratevest Fund and the Forum Portfolios currently offers only one class. The Trust and each Trust Series, as well as Forum Funds and each Forum Series, will continue indefinitely until terminated.

      Each share of each series and each class of the Trust and Forum Funds has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each series or class bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, shares of a series will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; (2) the 1940 Act requires a class vote; or (3) a Board determines that the matter affects more than one series and all affected series must vote.

      Delaware law does not require the Trust or Forum Funds to hold annual meetings of shareholders, and generally, the Trust and Forum Funds will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% or more of Forum Funds' (or its respective series') outstanding shares may, under Forum Funds' By-Laws, call meetings of Forum Funds (or its series) for any purpose related to Forum Funds (or its series), including, in the case of a meeting of Forum Funds, the purpose of voting on removal of one or more Trustees. The Trust's Agreement and Declaration of Trust does not contain any statement concerning the ability of shareholders to call meetings.

      Like Forum Funds, there are no conversion or preemptive rights in connection with shares of the Trust. When issued, all shares will be fully paid and non-assessable. A shareholder of a series will receive a pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

WHAT ARE THE CAPITALIZATIONS OF THE STRATEVEST FUND AND THE FORUM PORTFOLIOS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE REORGANIZATIONS?

      The following table(1) sets forth, as of May 31, 2000, (i) the capitalization of the Forum Equity Portfolio, (ii) the capitalization of the Forum Growth Portfolio, (iii) the capitalization of the Stratevest Fund, and
(iv) the pro forma capitalization of the Stratevest Fund as adjusted to give effect to the proposed Reorganizations. The Stratevest Fund is a newly-organized series which, as of the date of this Prospectus/Proxy Statement, has not conducted any business (other than matters incident to its organization) and has no shareholders. Accordingly, the capitalization of the Stratevest Fund is likely to be different when the Reorganizations are consummated.


                           Forum Funds -   Forum Funds  Stratevest Funds    Pro Forma
                             Investors     - Investors     - Large Cap        After
                            Equity Fund   Growth Fund       Core Fund     Reorganizations
Net assets.................$34,398,022    $20,446,285      $..0           $46,933,372
Net asset value per share.......$13.71        $11.77       $..0                $10.00
Shares outstanding...........2,508,360     1,736,536    ......0             4,693,337


(1) Full pro forma financial statements are included in the Statement of Additional Information to this Prospectus/Proxy Statement.



         COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

      This section describes the key differences between the investment strategies and policies of the Stratevest Fund and the Forum Portfolios, and certain noteworthy differences between the investment restrictions of the Stratevest Fund and the Forum Portfolios. For additional information on the Stratevest Fund's investment policies, see the Prospectus of the Stratevest Fund, dated August ___, 2000.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE STRATEVEST FUND AND THE FORUM PORTFOLIOS?

      COMPARISON OF THE FORUM EQUITY PORTFOLIO AND THE STRATEVEST FUND. The Adviser is the investment adviser to both the Forum Equity Portfolio and the Stratevest Fund and it is anticipated that the Forum Equity Portfolio and the Stratevest Fund will be managed similarly.

      The Forum Equity Portfolio's investment objective is capital appreciation by investing primarily in the common stock of companies domiciled in the United States, while the Stratevest Fund's investment objective is long-term capital appreciation. The investment objectives of the Forum Equity Portfolio and the Stratevest Fund are fundamental and cannot be changed without shareholder approval.

      Although the Forum Equity Portfolio's investment objective does not require that it will seek appreciation over the long term, the investment process employed by the Adviser for the Forum Equity Portfolio is long term oriented. Specifically, with respect to the Forum Equity Portfolio, the Adviser focuses on sectors and industries with a potential for above average growth rates for periods of five years or more, and on companies that have the ability to provide above average growth in revenues, earnings and cash flow for a multi-year period.

      The Forum Equity Portfolio seeks to achieve its investment objective by primarily investing in the common stock of established growth oriented domestic companies with market capitalizations of $2 billion or more. Although the Forum Equity Portfolio's investment parameters permit it to invest a large portion of its assets in medium capitalization companies, the Forum Equity Portfolio normally invests in companies with large capitalizations. The Stratevest Fund also seeks to achieve its investment objective by investing in large-cap companies. At least 65% of the Stratevest Fund's assets will be invested in large-cap stocks.

      With respect to the Stratevest Fund, the Adviser will employ a blended style of investing utilizing both growth- and value-based strategies, with an emphasis on the growth-based strategy. The Adviser has employed a similar strategy for the Forum Equity Portfolio. Currently, the Forum Equity Portfolio's investment portfolio includes both growth and value companies, with an emphasis on growth companies. The composition of the Forum Equity Portfolio's investment portfolio, therefore, is consistent with the investment strategy to be employed by the Adviser for the Stratevest Fund.

      The Adviser also employs a similar process in selecting securities for the investment portfolios of the Forum Equity Fund and the Stratevest Fund. In managing the assets of the Stratevest Fund and the Forum Equity Portfolio, the Adviser identifies economic sectors and industries with a potential for above average growth for a period of five years or more. The Adviser seeks companies that offer secular growth driven by factors such as technological changes and demographics, and to avoid industries subject to heavy governmental regulation or dependence on commodity pricing for growth. The Adviser also uses fundamental research to identify companies with histories of sustained profitability and leadership within their respective industries. The primary focus is on the core earnings power of the company and the ability to provide above-average growth in revenues, earnings and cash flows for a multi-year period. The Adviser monitors the companies held in the investment portfolios of the Forum Equity Portfolio and the Stratevest Fund to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock (i) if there is a sustained deterioration in the fundamentals of a company, (ii) if a more attractive investment is found, and (iii) to maintain appropriate diversification within the portfolios of the Forum Equity Portfolio and the Stratevest Fund.

      COMPARISON OF THE FORUM GROWTH PORTFOLIO AND THE STRATEVEST FUND. The Forum Adviser is the investment adviser for the Forum Growth Portfolio, and the Adviser is the investment adviser for the Stratevest Fund. Nevertheless, the investment objective for the Forum Growth Portfolio and the Stratevest Fund is identical -- to seek long-term capital appreciation. Like the investment objectives of the Forum Equity Portfolio and the Stratevest Fund, the investment objective of the Forum Growth Portfolio is fundamental, and cannot be changed without shareholder approval.

      The Forum Growth Portfolio seeks to achieve its investment objective by primarily investing in the common stock of domestic companies with market capitalizations of $2 billion or more and that possess above average growth potential or that possess value not yet fully reflected in the stock's price. Although the Forum Growth Portfolio's investment parameters permit it to invest a large portion of its assets in medium capitalization companies, the Forum Growth Portfolio normally invests in companies with large capitalizations. Similarly, the Stratevest Fund pursues its investment objective by investing in stocks of large-cap companies and employing a blended growth-based and value-based strategy, with an emphasis on the growth strategy. At least 65% of the Stratevest Fund's assets will be invested in large-cap stocks.

      In managing the Forum Growth Portfolio, the Forum Adviser may invest in companies that have above-average growth potential or value not fully reflected in their stock price. The Forum Adviser uses fundamental analysis, valuation measures such as price/earnings ratios and price/cash flow ratios and technical analysis to determine those companies whose shares are attractive for purchase by the Forum Growth Portfolio. In evaluating companies for purchase, the Forum Adviser considers the company's
(i) historical growth rate and return on capital; (ii) reported future growth rate and return on capital; (iii) financial condition; (iv) industry and competitive position in the industry; and (v) management quality. The Forum Adviser constantly monitors the companies in the Forum Growth Portfolio to determine if there have been any fundamental changes in the companies. The Forum Adviser may sell a stock if (i) a more attractively priced stock is found or if funds are needed for other purposes; (ii) the underlying company experiences negative internal developments; (iii) the underlying company experiences a decline in financial conditions; (iv) the underlying company experiences a significant erosion in profitability, earnings or cash flow;
(v) the security is overvalued compared to its fundamentals; or (vi) it is oversized compared to other holdings.

      ADDITIONAL DIFFERENCES BETWEEN FORUM PORTFOLIOS AND THE STRATEVEST FUND. While the Stratevest Fund and the Forum Portfolios may invest in a wide array of equity securities, there are some differences between the types of equity securities that each may acquire. For example, the Stratevest Fund is permitted to purchase shares of real estate investment trusts ("REITs"), which are trusts that lease, operate and finance commercial real estate.
Each Forum Portfolio may invest in securities issued by companies that invest in real estate or interests therein, which may include REITs.

      The Stratevest Fund and the Forum Equity Portfolio may engage in derivative transactions, such as futures and options, but they do not have any current intent to do so. The Forum Growth Portfolio is not permitted to invest in options, but its registration statement is silent regarding futures transactions.

      The Stratevest Fund and the Forum Portfolios may invest in sponsored or unsponsored American, European and/or Global Depository Receipts (collectively "Depository Receipts"). Depository Receipts represent interests in underlying securities issued by foreign companies. The Forum Portfolios may also invest in other types of foreign securities, whereas the Stratevest Fund may not. The Forum Equity Portfolio expects to limit its foreign investments to less than 10% of its total assets, and the Forum Growth Portfolio does not intend to invest more than 15% of its assets in foreign issuers. The Stratevest Fund is not subject to a similar limitation.

      The Forum Equity Portfolio may invest in warrants in an amount limited (at the time of investment) to not more than 5% of the value of its net assets (other than those that have been acquired in units or attached to other securities). Also, no more than 2% of the Forum Equity Portfolio's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchange. The Forum Growth Portfolio may also purchase warrants. The Forum Growth Portfolio will limit its purchases of warrants to not more than 5% of the value of its total assets. The Forum Growth Portfolio may also invest up to 5% of its total assets in stock rights. While the Stratevest Fund is permitted to purchase warrants, it is not subject to an explicit percentage limitation on such investments.

      The Forum Equity Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of its total assets (as computed immediately after borrowing.) The Forum Equity Portfolio may borrow money for other purposes, so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities by the Forum Equity Portfolio is prohibited if the Forum Equity Portfolio's borrowings exceed 5% or more of the Portfolio's total assets. The Forum Growth Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Forum Growth Portfolio's total assets (computed immediately after the borrowing). The Stratevest Fund may borrow money, directly or indirectly, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

      The Forum Portfolios may engage in leverage transactions in order to increase potential returns. Examples of these types of transactions include lending portfolio securities to qualified broker-dealers and financial institutions, and, in the case of the Forum Equity Portfolio, purchasing securities on a when-issued, delayed delivery or forward commitment basis. Delayed delivery transactions, including when-issued and forward commitment transactions, are arrangements in which the Forum Equity Portfolio buys securities for a set price, with payment and delivery set for a future time. The Stratevest Fund is not authorized to enter into when-issued or delayed delivery transactions. The Forum Growth Portfolio's registration statement is silent on these types of transactions. While the Stratevest Fund is authorized to lend its portfolio securities, it has no current intention to do so.

      Each of the Stratevest Fund and the Forum Portfolios is a diversified portfolio of securities. As a "diversified" fund, 75% of each of the Stratevest Fund's and each Forum Portfolio's total assets may not be invested in more than 5% of a single issuer's securities, or be used to purchase 10% or more of the outstanding voting securities of a single issuer.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE STRATEVEST FUND AND THE FORUM PORTFOLIOS DIFFER?

      The Stratevest Fund and the Forum Portfolios have adopted similar restrictions as fundamental policies, which may not be changed without the approval of a Majority Vote (as defined below). This section highlights the primary differences between their restrictions. The Stratevest Fund has slightly increased investment flexibility that will allow the Stratevest Fund to respond to future investment opportunities. Despite this increased investment flexibility, however, it is not anticipated that the differences in investment restrictions will result in a material change in the level of investment risk that is currently associated with an investment in the Forum Equity Portfolio or the Forum Growth Portfolio.

      Each of the Forum Equity Portfolio and the Forum Growth Portfolio is subject to a fundamental investment restriction that provides that the Forum Portfolio will not make investments for the purpose of exercising control over management. The Stratevest Fund is not subject to a comparable investment limitation.

      As a fundamental investment policy, the Forum Equity Portfolio may not invest more than 15% of its assets in "illiquid securities," which are securities that cannot be disposed of within seven days at their current value. For these purposes, "illiquid securities" include: (1) "restricted securities," which are securities that cannot be resold to the public without registration under the Federal Securities laws and (2) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation. The Stratevest Fund has a similar non-fundamental policy that states that it will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed in the aggregate, 15% of the Stratevest Fund's net assets.

      The Forum Growth Portfolio is subject to a fundamental investment restriction that provides that the Forum Growth Portfolio may not purchase securities on margin; however, the Forum Growth Portfolio may make margin deposits in connection with any hedging instruments, which the Forum Growth Portfolio may use as permitted by any of its other fundamental investment policies. The Stratevest Fund is subject to a similar non-fundamental investment restriction. The Forum Growth Portfolio also may not sell securities short. The Stratevest Fund is not subject to an investment limitation pertaining to short sales.

      As a matter of fundamental investment limitation, the Forum Growth Portfolio may not purchase or write puts or calls except as permitted by any of its other fundamental investment policies. The Stratevest Fund is not subject to a comparable investment restriction.

      Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Stratevest Fund, the Forum Equity Portfolio or the Forum Growth Portfolio, as applicable, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

      For more information regarding the Stratevest Fund's and the Forum Portfolios' investment restrictions, please refer to the Statement of Additional Information to this Prospectus/Proxy Statement, for the Stratevest Fund, and to the Forum Portfolios' current statements of additional information, which are incorporated by reference.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE STRATEVEST FUND AND THE FORUM PORTFOLIOS?

      Like all investments, an investment in the Stratevest Fund and the Forum Portfolios involves risk.

      General.
      -------

      The Stratevest Fund's and the Forum Portfolios' net asset values and investment returns will fluctuate, based upon changes in the value of their individual portfolio securities and general changes in stock valuations. The market values of the securities in which the Stratevest Fund and the Forum Portfolios invest are based on the market's perception of value and are not necessarily objective measures of the securities' values. There is no assurance that any of the Stratevest Fund, the Forum Equity Portfolio or the Forum Growth Portfolio will achieve its investment objective. In addition, each Stratevest Fund and the Forum Portfolios are subject to the risk that its respective investment adviser may make poor investment decisions.

      Equity Securities.
      -----------------

      The Stratevest Fund and the Forum Portfolios invest primarily in equity securities. Equity securities fluctuate in value as a result of various factors, which are often unrelated to the value of the issuers of the securities. These fluctuations may result from sustained trends or short term movements. The Adviser and the Forum Adviser attempt to manage market risk by limiting the amount that the Stratevest Fund and the Forum Equity Portfolio, and the Forum Growth Portfolio, respectively, invest in each company's equity securities. However, diversification will not protect the Stratevest Fund or the Forum Portfolios against widespread or prolonged declines in the stock market.

      Because the Adviser and the Forum Adviser focus on the growth characteristics of companies, the Stratevest Fund and the Forum Portfolios are subject to risks related to investing for growth. These include the risk that the earnings of a company will not continue to grow at expected rates. These stocks, due to their relatively high valuations, are typically more volatile than value stocks, and the prices of growth stocks may experience larger declines on forecasts of lower earnings, a negative fundamental development, or an adverse market development. There is the risk that the market will not recognize the intrinsic value of a stock - undervalue the stock - for an unexpectedly long time, and a decline in investor demand for the stock may adversely affect its value. Further, growth stocks may not pay dividends or may pay lower dividends than other stocks, which means that they depend more on price changes for returns and may be more adversely affected in a down market. Finally, either the Adviser or the Forum Adviser may be wrong regarding its judgment as to the growth potential of a stock.

      The Forum Growth Portfolio may invest a substantial portion of its assets in equity securities of medium-size companies and, therefore, it is subject to additional risks associated with those securities. Historically, medium-size securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of medium-size companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of these companies to changing economic conditions.

      In addition, these companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. While medium-size companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      The Stratevest Fund and the Forum Portfolios are also subject to the risks of investing for value. Value stocks, due to their relatively low valuations, are typically less volatile than growth stocks. Thus, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or a positive market development. Also, value stocks tend to have higher dividends than growth stocks, which means that they depend less on price changes for returns and may lag behind growth stocks in an up market.

                              VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      This Prospectus/Proxy Statement is being furnished by the Board of Trustees of Forum Funds in connection with the solicitation of proxies of the Special Meeting. Solicitation of proxies will be primarily by mail.
Officers and service contractors of Forum Funds may also solicit proxies by telephone, facsimile, Internet, or in person. The costs of solicitation will be borne by the Adviser and/or its affiliates and/or subsidiaries and other parties.

      Shareholders of the Forum Equity Portfolio will vote to approve the Equity Plan only. Shareholders of the Forum Growth Portfolio will vote to approve the Growth Plan only.

      Each share of the Forum Equity Portfolio and the Forum Growth Portfolio is entitled to one vote. To approve a Reorganization, a majority of the shares of the affected Forum Portfolio outstanding and entitled to vote must be voted in favor of the applicable Plan. For these purposes, approval of each Plan requires the lesser of (a) 67% or more of the voting shares present at the Special Meeting, if the holders of more than 50% of the outstanding voting shares of the Forum Equity Portfolio or the Forum Growth Portfolio, as applicable, are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the applicable Forum Portfolio.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      Please use the Proxy card (the "Proxy Card") enclosed with the Prospectus/Proxy Statement to vote on the Reorganizations relating to the Forum Portfolio in which you own shares. You should complete the Proxy Card by:

      (1) Indicating whether you vote "FOR," "AGAINST," or "ABSTAIN" from voting on the respective Reorganization by checking the appropriate box on the Proxy Card;

      (2)   Signing and dating the Proxy Card; and

      (3) Returning it to [_____________] in the enclosed postage-paid envelope.

THE PROXY CARD IS, IN ESSENCE, A BALLOT. IF YOU SIMPLY SIGN AND DATE THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE SPECIAL MEETING OR ADJOURNMENT OF THE SPECIAL MEETING.

CAN I REVOKE MY PROXY?

      To change a vote after returning a Proxy Card, you must provide [__________] with a "Revocation Letter" that:

      (1)   Identifies yourself;

      (2) States that as shareholder of the Forum Equity Portfolio or the Forum Growth Portfolio, as applicable, you revoke your prior decisions as set forth in the previously returned Proxy Card;

      (3) Indicates your approval, disapproval or abstention from voting on the Reorganization relating to the Forum Portfolio in which you own shares.

      [__________] must receive your Proxy Card or Revocation Letter on or before October __, 2000. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the respective Reorganization.

WHO IS ENTITLED TO VOTE?

      Only shareholders of record of the Forum Equity Portfolio and the Forum Growth Portfolio at the close of business on __________, 2000 (the "Record Date") are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof. Shareholders holding one-third of the outstanding shares of each the Forum Equity Portfolio and the Forum Growth Portfolio as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Special Meeting.

      For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast at the Special Meeting. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote and for which the broker lacks discretionary voting authority.

      IF YOU DO NOT SPECIFY A CHOICE ON THE PROXY, PROPERLY EXECUTED PROXIES THAT ARE RETURNED IN TIME TO BE VOTED AT THE SPECIAL MEETING WILL BE VOTED "FOR" THE APPROVAL OF THE PLAN RELATING TO THE FORUM PORTFOLIO IN WHICH YOU OWN SHARES DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE SPECIAL MEETING?

      It is not anticipated that any matters other than the approval of the Plans will be brought before the Special Meeting. Should other business be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as proxies.

      The approval of the Equity Plan will be voted upon by shareholders of the Forum Equity Portfolio only, and such approval is not contingent upon the approval of the Growth Plan by the shareholders of the Forum Growth Portfolio. Similarly, the approval of the Growth Plan will be voted upon by shareholders of the Forum Growth Portfolio only, and such approval is not contingent upon the approval of the Equity Plan by the shareholders of the Forum Equity Portfolio.

      If sufficient votes in favor of approving a Plan are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be borne by the Adviser and/or its subsidiaries and/or affiliates and other parties.

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of the Forum Portfolios will not be entitled to any "dissenters' rights" since the proposed Reorganizations involve three open-end investment companies registered under the 1940 Act. Although no dissenters' rights may be available, you have the right to redeem your shares at net asset value until the Closing Date. After the Closing Date, you may redeem your Stratevest Fund shares or exchange them for shares of other Trust Series or of certain Federated Funds, subject to the terms in the prospectus of the respective fund.

                                 OTHER INFORMATION

WHO ARE THE PRINCIPAL HOLDERS OF SHARES OF THE FORUM PORTFOLIOS?

      As of the Record Date, there were ____ shares of the Forum Equity Portfolio outstanding, and there were ____ shares of the Forum Growth Portfolio outstanding. As of the Record Date, the officers and Trustees of Forum Funds, as a group, beneficially owned less than 1% of the outstanding shares of each Forum Portfolio. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Forum Portfolios:

      Forum Equity Portfolio                              Percentage Ownership

           Name and Address                               _______%
      [TO BE INSERTED]
      Forum Growth Portfolio                              Percentage Ownership

           Name and Address                               ______%
      [TO BE INSERTED]

      The Adviser, in its capacity as a fiduciary, may also hold, as record owner for the benefit of its trust customers, more than 5% of the outstanding shares of the Forum Portfolios. As of the Record Date, the Adviser held, as record owner, ___% of the outstanding shares of the Forum Equity Portfolio and ___% of the Forum Growth Portfolio.

      As of the Record Date, there were no shares of the Stratevest Fund outstanding.

HOW DO I CONTACT THE STRATEVEST FUND AND THE FORUM PORTFOLIOS?

Write to the Forum Portfolios at:   Forum Shareholder Services, LLC
                              P.O. Box 446
                              Two Portland Square
                              Portland, Maine 04112

Telephone the Forum Portfolios at:  (800) 943-6786 (toll free)
      ............            (207) 879-0001

Write to the Stratevest Fund at:    Federated Shareholder Services
                              5800 Corporate Drive
                              Pittsburgh, PA  15237-7000

Telephone the Stratevest Fund at:   1-888-247-4505

WHAT ARE THE TAX IMPLICATIONS OF INVESTING IN THE STRATEVEST FUND AND THE FORUM PORTFOLIOS?

      Each of the Stratevest Fund and the Forum Portfolios generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

      The distributions of net investment income (or short-term capital gain) by the Stratevest Fund and the Forum Portfolios are taxable to you as ordinary income. The distributions of net long-term capital gain by the Stratevest Fund and the Forum Portfolios are taxable to you as long-term capital gain. Distributions are taxable in this manner regardless of whether you receive cash or additional shares. Distributions may also be subject to 31% backup withholding for certain shareholders. The distributions by the Stratevest Fund and the Forum Portfolios also may be subject to certain state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax.

      If you buy shares shortly before the Stratevest Fund or a Forum Portfolio declares and pays a dividend, you may pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of shares of the Stratevest Fund or the Forum Portfolios is a taxable transaction for federal income tax purposes.

      The Stratevest Fund and the Forum Portfolios will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

                    INFORMATION ABOUT THE STRATEVEST FUND

      Information about the Stratevest Fund is included in its Prospectus, dated August ___,2000 and in the Statement of Additional Information related to this Prospectus/Proxy Statement, which is dated September __, 2000. Further information is contained in the Stratevest Fund's Statement of Additional Information, dated September __, 2000. These documents have been filed with the SEC and are incorporated by reference herein. Copies of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge by writing to the Trust or calling 1-800-245-0242. The Stratevest Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009 (duplicating fee required), or from the SEC's Internet address at http://www.sec.gov.

                    INFORMATION ABOUT THE FORUM PORTFOLIOS

      Information about the Forum Equity Portfolio is included in its prospectus (dated October 1, 1999, as supplemented on December 21, 1999 and June 6, 2000), its statement of additional information (dated October 1, 1999, as supplemented on March 24, 2000), and in the Forum Portfolio's annual report to shareholders, dated May 31, 2000. Information about the Forum Growth Portfolio is included in its prospectus (dated August 1, 2000), its statement of additional information (dated August 1, 2000), and its annual report to shareholders, dated May 31, 2000. These documents have been filed with the SEC, and are incorporated by reference into this Prospectus/Proxy Statement. You may request free copies of these documents by writing or calling Forum Shareholder Services, LLC, at P.O. Box 446, Portland, Maine 04112, or by calling Forum Shareholder Services, LLC at (207) 879-0001 or
(800) 943-6786. Reports and other information filed by the Forum Portfolio can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009 (duplicating fee required), or from the SEC's Internet address at http://www.sec.gov.




                                 FORUM FUNDS
                             TWO PORTLAND SQUARE
                            PORTLAND, MAINE 04101

                                    PROXY

  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FORUM FUNDS

            Revoking any such prior appointments, the undersigned appoints David I. Goldstein, Don L. Evans and Leslie K. Klenk and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the Investors Equity Fund (the "Forum Portfolio"), a series of Forum Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Forum Portfolio (the "Special Meeting") to be held at the offices of Forum Fund Services, LLC, Two Portland Square, Portland,
Maine 04101, on November 3, 2000, at 10:00 a.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSAL 1 SET FORTH BELOW. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Forum Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposal 1.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between Forum Funds, on behalf of the Investors Equity Fund (the "Forum Portfolio"), and the Stratevest Large Cap Core Fund (the "Stratevest Fund"), a series of Stratevest Funds (the "Trust"), that provides for the acquisition of all of the assets and assumption of the liabilities of the Forum Portfolio in exchange for shares of beneficial interest of the Stratevest Fund. The Stratevest Fund shares will then be distributed proportionately to the shareholders of the Forum Portfolio.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To grant the proxies the authority to vote upon any other business that may legally come before the Special Meeting or any adjournment thereof.

            FOR_______  WITHHOLD _______  ABSTAIN _______
               -------           -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on November 3, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)

                                 FORUM FUNDS
                             TWO PORTLAND SQUARE
                            PORTLAND, MAINE 04101

                                    PROXY

  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FORUM FUNDS

            Revoking any such prior appointments, the undersigned appoints David I. Goldstein, Don L. Evans and Leslie K. Klenk and (or, if only one shall act, that one) proxies with power of substitution to vote all of the shares of the Investors Growth Fund (the "Forum Portfolio"), a series of Forum Funds, registered in the name of the undersigned at the Special Meeting of Shareholders of the Forum Portfolio (the "Special Meeting") to be held at the offices of Forum Fund Services, LLC, Two Portland Square, Portland,
Maine 04101, on November 3, 2000, at 10:00 a.m. (Eastern time), and at any postponement or adjournment thereof.

            The shares of beneficial interest represented by this Proxy will be voted in accordance with the instructions given by the undersigned below. IF NO INSTRUCTIONS ARE GIVEN, SUCH SHARES WILL BE VOTED FOR PROPOSAL 1 SET FORTH BELOW REGARDING THE REORGANIZATION OF THE FORUM PORTFOLIO WITH THE STRATEVEST LARGE CAP CORE FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE SPECIAL MEETING ABOUT WHICH PROXIES WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION. Forum Funds has proposed the Proposals. The Board of Trustees recommends voting FOR Proposal 1.

      1. PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between Forum Funds, on behalf of the Investors Growth Fund (the "Forum Portfolio"), and the Stratevest Large Cap Core Fund (the "Stratevest Fund"), a series of Stratevest Funds (the "Trust"), that provides for the acquisition of all of the assets and assumption of the liabilities of the Forum Portfolio in exchange for shares of beneficial interest of the Stratevest Fund. The Stratevest Fund shares will then be distributed proportionately to the shareholders of the Forum Portfolio.

            FOR _______ AGAINST _______   ABSTAIN _______
                -------         -------           -------

      2. PROPOSAL: To grant the proxies the authority to vote upon any other business that may legally come before the Special Meeting or any adjournment thereof.

            FOR _______ WITHHOLD _______  ABSTAIN _______
                -------          -------          -------

(NOTE: Checking the box labeled ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Proxy Statement for the Special Meeting to be held on November 3, 2000. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such.

Authorized Signature                                                      Date

Printed Name (and Title if Applicable)

Authorized Signature (Joint Investor or Second Signatory)                 Date

Printed Name (and Title if Applicable)
                             EXHIBITS TO COMBINED

                        PROSPECTUS AND PROXY STATEMENT


EXHIBIT

  A         Agreement  and Plan of  Reorganization  between  Forum  Funds,  on behalf of the Investors Equity Fund, and Stratevest Funds, on behalf of the Stratevest Large Cap Core Value Fund (the "Stratevest Fund")


                                                             Doc. #337652 v.05
                                     A-18
                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION


      ......AGREEMENT AND PLAN OF REORGANIZATION  (the  "Agreement"),  made as of this ____ day of August __, 2000, by and between Stratevest Funds (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, and Forum Funds, a business trust created under the laws of the State of Delaware, with its principal place of business at Two Portland Square, Portland, Maine 04101.

                            PLAN OF REORGANIZATION

            The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the Stratevest Large Cap Core Fund series (the "Stratevest Fund") of the Trust of substantially all of the property, assets and goodwill of the Investors _______ Fund series (the "Forum Portfolio") of Forum Funds, and the assumption by the Stratevest Fund of all the liabilities of the Forum Portfolio, in exchange solely for full and fractional shares of beneficial interest, no par value, of the Stratevest Fund, (ii) the distribution of such shares of beneficial interest of the Stratevest Fund to the shareholders of the Forum Portfolio according to their respective interests, and (iii) the dissolution of the Forum Portfolio as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                  AGREEMENT

            In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

      1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE FORUM PORTFOLIO

            (a)...Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of the delivery by the Trust of the number of its shares of beneficial interest of the Stratevest Fund hereinafter provided, Forum Funds, on behalf of the Forum Portfolio, agrees that it will convey, transfer and deliver to the Trust at the Closing provided for in
Section 3 all of the then existing liabilities and the assets of the Forum Portfolio free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Forum Portfolio may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of the Forum Portfolio's liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (2) to pay such contingent liabilities as the trustees shall reasonably deem to exist against the Forum Portfolio, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of the Forum Portfolio (hereinafter "Net Assets"). Forum Funds, on behalf of the Forum Portfolio, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

            (b)...Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust agrees at the Closing to deliver to the Forum Portfolio the number of full and fractional shares of beneficial interest of the Stratevest Fund, no par value, determined by dividing the net asset value per share of beneficial interest of the Forum Portfolio on the Closing Date by the net asset value per share of beneficial interest of the Stratevest Fund on the Closing Date, and multiplying the result by the number of outstanding shares of the Forum Portfolio on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

            (c)...Immediately following the Closing, the Forum Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date the full and fractional shares of beneficial interest of the Stratevest Fund received by the Forum Portfolio pursuant to this Section 1, and then shall terminate and dissolve. The Forum Portfolio shall terminate and dissolve as soon as reasonably practicable. Such termination and distribution shall be accomplished by the establishment of accounts on the share records of the Stratevest Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional shares of beneficial interest of the Stratevest Fund shall be carried to the third decimal place in book-entry form for the account of shareholders.

      2.    VALUATION

            (a)...The value of the Forum Portfolio's Net Assets to be acquired by the Stratevest Fund hereunder shall be computed as of the close of business (which shall be deemed to be the close of the New York Stock Exchange, Inc. ("NYSE")) on the Closing Date using the valuation procedures set forth in the Forum Portfolio's currently effective prospectus.

            (b)...The net asset value of a share of beneficial interest of the Stratevest Fund shall be $10.00 per share.

            (c)...The net asset value of a share of beneficial interest of the Forum Portfolio shall be determined to the nearest full cent as of the close of business (which shall be deemed to be the close of the NYSE) on the Closing Date, using the valuation procedures as set forth in the Forum Portfolio's currently effective prospectus.

      3.    CLOSING AND CLOSING DATE

            The Closing Date shall be November 9, 2000, or such later date as the parties may mutually agree in writing. The Closing shall take place at the principal office of the Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 at 10:00 a.m. Eastern time on the first business day following the Closing Date. Forum Funds shall have provided for delivery, as of the Closing of those Net Assets of the Forum Portfolio to be transferred to the Trust's Custodian, Forum Trust, LLC, Two Portland Square, Portland, Maine 04101, for the benefit of the Stratevest Fund. Also, Forum Funds shall deliver at the Closing a list of names and addresses of the shareholders of record of the Forum Portfolio and the number of full and fractional shares of beneficial interest of the Forum Portfolio owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the close of business on the Closing Date, certified by its transfer agent, or by its Secretary to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of the Stratevest Fund to be delivered at the Closing to the Forum Portfolio registered in such manner as Forum Funds may request, or provide evidence satisfactory to the Forum Portfolio that such shares of beneficial interest of the Stratevest Fund have been registered in an open account on the books of the Stratevest Fund in such manner as Forum Funds may request.

      4.    REPRESENTATIONS AND WARRANTIES BY FORUM FUNDS

            Forum Funds represents and warrants to the Trust that:

            (a)...Forum Funds is a business trust created under the laws of the State of Delaware on August 29, 1995, and is validly existing and in good standing under the laws of that state. Forum Funds, of which the Forum
Portfolio is a diversified separate series of shares, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

            (b)...Forum Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value. Each outstanding share is fully paid, non-assessable, fully transferable and has full voting rights.

            (c)...The  financial  statements  appearing in Forum Funds' Annual
Report to Shareholders for the fiscal year ended May 31, 2000, audited by Deloitte & Touche LLP, copies of which have been delivered to the Trust, fairly present the financial position of the Forum Portfolio as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

            (d)...The books and records of the Forum Portfolio made available to the Trust and/or its counsel are true and correct and contain no material omissions with respect to the business and operations of the Forum Portfolio.

            (e)...Forum Funds has the necessary power and authority to conduct its business as such business is now being conducted.

            (f)...Forum Funds is not a party to or obligated under any provision of its Trust Instrument, By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

            (g)...Forum Funds is not under the jurisdiction of a court in a title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

            (h)...The Forum Portfolio does not have any unamortized or unpaid organizational fees or expenses.

            (i)...The Forum Portfolio has, since its inception satisfied and will at the Closing satisfy, and consummation of this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code.

            (j)...At the Closing, the Forum Portfolio will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) hereof, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that the Forum Portfolio may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      5.    REPRESENTATIONS AND WARRANTIES BY THE TRUST

            The Trust represents and warrants to Forum Funds that:

            (a)...The Trust is a business trust created under the laws of the State of Delaware on July 10, 2000, and is validly existing and in good standing under the laws of that state. The Trust, of which the Stratevest Fund is a diversified separate series of shares, is duly registered under the 1940 Act, as an open-end, management investment company and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

            (b)...The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Each outstanding share is fully paid, non-assessable, fully transferable, and has full voting rights. The shares of beneficial interest of the Stratevest Fund to be issued pursuant to this Agreement will be fully paid, non-assessable, fully transferable and have full voting rights.

            (c)...At the Closing, the shares of beneficial interest of the Stratevest Fund will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Forum Portfolio are presently eligible for offering to the public, and there are a sufficient number of such shares registered under the 1933 Act, to permit the transfers contemplated by this Agreement to be consummated.

            (d) ..The books and records of the Stratevest Fund made available to Forum Funds and/or its counsel are true and correct and contain no material omissions with respect to the business and operations of the Stratevest Fund.

            (e)...The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

            (f)...The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

            (g)...Neither the Trust nor the Stratevest Fund is under the jurisdiction of a court in a title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

            (h) ..The Stratevest Fund shall qualify as a regulated investment company under Part I of Subchapter M of the Code in respect of its current taxable year.

      6.    REPRESENTATIONS AND WARRANTIES BY FORUM FUNDS AND THE TRUST
            -----------------------------------------------------------

            Forum Funds and the Trust each represents and warrants to the other that:

            (a)...The statement of assets and liabilities to be furnished by it as of the close of business on the Closing Date for the purpose of determining the number of shares of beneficial interest of the Stratevest Fund to be issued pursuant to Section 1 of this Agreement will accurately reflect its Net Assets in the case of the Forum Portfolio and its net assets in the case of the Stratevest Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

            (b)...There are no legal, administrative or other proceedings against, or, to its knowledge, threatened against it which would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

            (c)...There   are  no  known   actual   or   proposed   deficiency
assessments with respect to any taxes payable by it.

            (d)...It has duly filed all Tax (as  defined  below)  returns  and reports (including information returns), which are required to be filed by it, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by it. It has paid all Taxes shown to be due on such returns and reports. The amounts set up as provisions for Taxes in its books and records as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by it for any periods or fiscal years prior to or including the Closing Date, including all Taxes imposed before or after the Closing Date which are attributable to any such period or fiscal year. No return filed by it is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

            (e)...It has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board of Trustees, and this Agreement constitutes its valid and binding obligation enforceable in accordance with its terms.

            (f) ..All information provided to Forum Funds by the Trust relating to the Trust and The Stratevest Group, N.A. and other Trust service providers, and by Forum Funds to the Trust relating to the Forum Portfolio and Forum Administrative Services, LLC, and their respective affiliates, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement and Plan of Reorganization pursuant to which approval of the Forum Portfolio's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

      7.    COVENANTS OF FORUM FUNDS AND THE TRUST

            (a)...Forum Funds and the Trust each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

            (b)...Forum  Funds   undertakes  that  it  will  not  acquire  the
Stratevest Fund's shares for the purpose of making distributions thereof other than to the Forum Portfolio's shareholders.

            (c)...Forum Funds and the Trust each agree that by the Closing, all of its federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

            (d)...Forum Funds will at the Closing provide the Trust with:

                  (1) A statement of the respective tax basis of all investments to be transferred by the Forum Portfolio to the Stratevest Fund certified by ______________.

                  (2) A copy of the shareholder ledger accounts for all the shareholders of record of the Forum Portfolio as of the close of business on the Closing Date, who are to become shareholders of the Stratevest Fund as a result of the transfer of assets which is the subject of this Agreement, certified by its transfer agent or the Forum Portfolio's Vice President or Secretary to the best of their knowledge and belief.

            (e)...Forum Funds agrees to mail to each shareholder of record of the Forum Portfolio entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus as provided by the Trust.

            (f)...The Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Stratevest Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Forum Portfolio's shareholders' meeting, and at the Closing, the prospectuses and statements of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

      8.    CONDITIONS PRECEDENT TO BE FULFILLED BY FORUM FUNDS AND THE TRUST
            -----------------------------------------------------------------

            The obligations of Forum Funds and the Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

            (a)...That (1) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by its Secretary or equivalent officer to the foregoing effect.

            (b)...That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

            (c)...That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

            (d)...That the adoption of this Agreement and the Plan of Reorganization contemplated hereby shall have been approved by the holders of at least a majority of the outstanding shares of the Forum Portfolio at a
special meeting to be held no later than              ,  2000  or  such  other
date as the parties may agree.

            (e)...That each party shall have declared a distribution or distributions prior to the Closing Date which, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the close of business on the Closing Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

            (f)...That prior to or at the Closing, Forum Funds and the Trust shall receive an opinion from Stradley, Ronon, Stevens & Young LLP, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by Forum Funds and the Trust in certificates delivered to officers of the Trust:

                  (1) The acquisition by the Stratevest Fund of substantially all of the assets of the Forum Portfolio, as provided for herein, in exchange for the Stratevest Fund voting shares and the assumption by the Stratevest Fund of the Forum Portfolio's liabilities, followed by the distribution by the Forum Portfolio to its shareholders of the Stratevest Fund voting shares, in complete liquidation, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Stratevest Fund and the Forum Portfolio will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                  (2) No gain or loss will be recognized by the Forum Portfolio upon the transfer of substantially all of its assets to the Stratevest Fund in exchange solely for voting shares of the Stratevest Fund and the assumption by the Stratevest Fund of the Forum Portfolio's liabilities (Section 361(a) and Section 357(a) of the Code);

                  (3) No gain or loss will be recognized by the Forum Portfolio upon the distribution of voting shares of the
            Stratevest Fund to its shareholders pursuant to the liquidation of the Forum Portfolio (in pursuance of the Plan of Reorganization) (Section 361(c)(1) of the Code);

                  (4) No gain or loss will be recognized by the Stratevest Fund upon the receipt by it of substantially all of the assets of the Forum Portfolio in exchange solely for voting shares of the Stratevest Fund (Section 1032(a) of the Code);

                  (5) The basis of the assets of the Forum Portfolio received by the Stratevest Fund will be the same as the basis of such assets to the Forum Portfolio immediately prior to the exchange (Section 362(b) of the Code);

                  (6) The holding period of the assets of the Forum Portfolio received by the Stratevest Fund will include the period during which such assets were held by the Forum Portfolio (Section 1223(2) of the Code);

                  (7) No gain or loss will be recognized by the shareholders of the Forum Portfolio upon the exchange of their shares in the Forum Portfolio for voting shares of the Stratevest Fund (including fractional shares to which they may be entitled) (Section 354(a) of the Code);

                  (8) The basis of the Stratevest Fund's shares received by the Forum Portfolio shareholders (including fractional shares to which they may be entitled) shall be the same as the basis of the shares of the Forum Portfolio exchanged therefor (Section 358(a)(1) of the Code);

                  (9)   The holding  period of the  Stratevest  Fund's  shares
            received by the Forum Portfolio's shareholders (including fractional shares to which they may be entitled) will include the holding period of the Forum Portfolio shares surrendered in exchange therefor, provided that the Forum Portfolio shares were held as a capital asset on the effective date of the Reorganization (Section 1223(l) of the Code); and

                  (10) The Stratevest Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Forum Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

            (g)...That the Trust shall have received an opinion in form and substance satisfactory to it from Seward & Kissel LLP, counsel to Forum Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                  (1) Forum Funds was created as a business trust under the laws of the State of Delaware on August 29, 1995, and is validly existing and in good standing under the laws of the State of Delaware;

                  (2) Forum Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, and assuming that the initial shares of beneficial interest of the Forum Portfolio were issued in accordance with the 1940 Act, and the Trust Instrument and By-laws of Forum Funds, and that all other outstanding shares of the Forum Portfolio were sold, issued and paid for in accordance with the terms of the Forum Portfolio's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

                  (3) Forum Funds is an open-end, investment company of the management type registered as such under the 1940 Act;

                  (4) Except as disclosed in the Forum Portfolio's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Forum Funds, the unfavorable outcome of which would materially and adversely affect Forum Funds or the Forum Portfolio;

                  (5) All actions required to be taken by Forum Funds to authorize this Agreement and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Forum Funds;

                  (6) Neither the execution, delivery nor performance of this Agreement by Forum Funds violates any provision of its Trust Instrument, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Forum Funds is a party or by which Forum Funds is otherwise bound; and

                  (7)   This  Agreement  is  the  legal,   valid  and  binding
            obligation of Forum Funds and is enforceable against Forum Funds in accordance with its terms.

            In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Forum Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Forum Funds and the Forum Portfolio.

            (h)...That Forum Funds shall have received an opinion in form and substance satisfactory to it from Stradley, Ronon, Stevens & Young LLP to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                  (1) The Trust was created as a business trust under the laws of the State of Delaware on July 10, 2000, and is validly existing and in good standing under the laws of the State of Delaware;

                  (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, and, assuming that the initial shares of beneficial interest of the Stratevest Fund were issued in accordance with the 1940 Act and the Trust's Agreement and Declaration of Trust and By-laws, and that all other outstanding shares of the Stratevest Fund were sold, issued and paid for in accordance with the terms of the Stratevest Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

                  (3) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

                  (4) Except as disclosed in the Stratevest Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Stratevest Fund;

                  (5) The shares of beneficial interest of the Stratevest Fund to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be nonassessable by the Trust or the Stratevest Fund;

                  (6) All actions required to be taken by the Trust to authorize this Agreement and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust;

                  (7) Neither the execution, delivery nor performance of this Agreement by the Trust violates any provision of its Agreement and Declaration of Trust, its Bylaws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound;

                  (8)   This  Agreement  is  the  legal,   valid  and  binding
            obligation of the Trust and is enforceable against the Trust in accordance with its terms; and

                  (9) The registration statement of the Trust filed with the Commission on July 17, 2000, is, at the time of the signing of this Agreement, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of the registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the Commission under the 1933 Act, and nothing has come to its attention that causes it to believe that at the time the registration statement became effective, or at the time of the signing of this Agreement, such registration statement (except for the financial statements and other financial and statistical data included therein, as to which counsel need express no opinion), contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the registration statement or of any contract or document of a character required to be described in the registration statement that is not described as required.

            In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust and the Stratevest Fund.

            (i)...That Forum Funds shall have received a certificate from the Vice President and Secretary of the Trust to the effect that the statements contained in the registration statement of the Trust filed with the Commission on July 17, 2000, at the time the registration statement became effective, at the date of the signing of this Agreement, at the Closing, and at all times during this period did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

            (j)...That the Trust's Registration Statement with respect to the shares of beneficial interest of the Stratevest Fund to be delivered to the Forum Portfolio's shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

            (k)...That the shares of beneficial interest of the Stratevest Fund to be delivered hereunder shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Forum Portfolio shareholder.

            (l)...That at the Closing, Forum Funds transfers to the Stratevest Fund aggregate Net Assets of the Forum Portfolio comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Forum Portfolio on the Closing Date.

            (m)...That the Forum Portfolio shall receive from the Trust a duly executed instrument whereby the Trust on behalf of the Stratevest Fund assumes all of the stated liabilities of the Forum Portfolio.

            (n)...The Forum Portfolio and the Stratevest Fund shall have received a letter, dated as of the Closing Date, from ________________ in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by them and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                  (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

                  (2)   the data used in the  calculation  of the  current and
            pro forma expense ratios of the Forum Portfolio and the Stratevest Fund appearing in the Registration Statement, including the proxy materials, agree with the underlying accounting records of the Forum Portfolio and the Stratevest Fund, as appropriate, or with written estimates provided by officers of Forum Funds and the Trust, as applicable, having responsibility for financial and reporting matters; and

                  (3) the information relating to the Stratevest Fund and the Forum Portfolio appearing in the Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Stratevest Fund or the Forum Portfolio, as appropriate, or from schedules prepared by officers of the Trust and Forum Funds, as applicable, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

            (o)...That all  required  consents of other  parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Stratevest Fund or the Forum Portfolio, provided that either party hereto may for itself waive any of such conditions.

      9.    BROKERAGE FEES AND EXPENSES; OTHER AGREEMENTS

            (a)...Forum Funds and the Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

            (b)...The expenses of entering into and carrying out the provisions of this Agreement, including all legal and accounting expenses in connection herewith, whether or not consummated, shall be borne exclusively by The Stratevest Group, N.A. and/or its affiliates and/or subsidiaries and other parties, and neither Forum Funds nor the Trust will bear any such expenses.

            (c)...Any other provision of this Agreement to the contrary notwithstanding, any liability of the Forum Portfolio under this Agreement or in connection with the transaction contemplated herein with respect to the Forum Portfolio, shall be discharged only out of the assets of the Forum Portfolio, and no other series of Forum Funds shall be liable with respect thereto.

      10.   TERMINATION; WAIVER; ORDER

            (a)...Anything   contained  in  this  Agreement  to  the  contrary
notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Forum Portfolio) prior to the Closing as follows:

                  (1)   by mutual consent of Forum Funds and the Trust;

                  (2) by the Trust if any condition precedent to its obligations set forth in Section 8 has not been fulfilled or waived by the Trust; or

                  (3) by Forum Funds if any condition precedent to its obligations set forth in Section 8 has not been fulfilled or waived by Forum Funds.

            An election by Forum Funds or the Trust to terminate this Agreement and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of Forum Funds or the Board of Trustees of the Trust.

            (b)...In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Forum Funds or the Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

            (c)...At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Forum Funds or the Trust, respectively (whichever is entitled to the benefit thereof), by action taken by the Board of Trustees of Forum Funds or the Board of Trustees of the Trust, if, in the judgment of the Board of Trustees of Forum Funds or the Board of Trustees of the Trust (as the case may be), such action or waiver will not have a material adverse affect on the benefits intended under this Agreement to the holders of shares of the Forum Portfolio or the Stratevest Fund, on behalf of which such action is taken.

            (d)...The respective representations, warranties and covenants contained in Sections 4-7 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither Forum Funds nor the Trust nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Forum Funds or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

            (e)...If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions which are determined by action of the Board of Trustees of Forum Funds or the Board Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Forum Portfolio, unless such terms and conditions shall result in a change in the method of computing the number of shares of beneficial interest of the Stratevest Fund to be issued to the Forum Portfolio in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Forum Portfolio prior to the meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless Forum Funds shall promptly call a special meeting of shareholders of the Forum Portfolio at which such conditions so imposed shall be submitted for approval.

      11.   INDEMNIFICATION BY FORUM FUNDS AND THE FORUM PORTFOLIO

            Forum Funds and the Forum Portfolio hereby agree to indemnify and hold the Trust and the Stratevest Fund and each of them harmless from all loss, liability and expense (including reasonable counsel fees and expenses in connection with the contest of any claim) which the Trust or the Stratevest Fund may incur or sustain by reason of the fact that (i) the Trust or the Stratevest Fund shall be required to pay any corporate obligation of Forum Funds or the Forum Portfolio, whether consisting of Tax deficiencies or otherwise, based upon a claim or claims against Forum Funds or the Forum Portfolio which were omitted or not fully reflected in the financial statements to be delivered to the Trust in connection with the Closing; (ii) any representations or warranties made by Forum Funds in Sections 4 and 6 hereof should prove to be false or erroneous in any material respect; (iii) any covenant has been breached in any material respect; or (iv) any claim is made alleging that (a) the Combined Proxy Statement and Prospectus delivered to the shareholders of the Forum Portfolio in connection with this transaction, or (b) the Registration Statement and Prospectus on Form N-14 of which such Combined Proxy Statement and Prospectus forms a part, included any untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to Forum Funds by the Trust, its investment adviser or distributor.

      12.   INDEMNIFICATION BY THE TRUST AND THE STRATEVEST FUND
            ----------------------------------------------------

            The Trust and the Stratevest Fund hereby agree to indemnify and hold Forum Funds and the Forum Portfolio harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which Forum Funds or the Forum Portfolio may incur or sustain by reason of the fact that (i) any representations or warranties made in Sections 5 and 6 hereof should prove false or erroneous in any material respect, (ii) any covenant has been breached in any material respect, or (iii) any claim is made alleging that (a) the Combined Proxy Statement and Prospectus delivered to the shareholders of the Forum Portfolio in connection with this transaction or (b) the Registration Statement on Form N-14 of which such Combined Proxy Statement and Prospectus forms a part, included any untrue statement of a material fact or omitted to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except insofar as such claim is based on written information furnished to the Trust by Forum Funds, its investment adviser or distributor.

      13.   NOTICE OF CLAIM OF INDEMNIFICATION

            In the event that any claim is made against the Stratevest Fund in respect of which indemnity may be sought by the Trust or the Stratevest
Fund  from  Forum  Funds or the  shareholders  of the  Forum  Portfolio  under
Section 11 of this Agreement, or, in the event that any claim is made against Forum Funds or the Forum Portfolio in respect of which indemnity may be sought by Forum Funds or the Forum Portfolio from the Trust or the Stratevest Fund under Section 12 of this Agreement, then the party seeking indemnification (the "Indemnified Party") shall, with reasonable promptness and before payment of such claim, give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after giving notice hereunder, then, the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of the claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement and Plan of Reorganization, or (iii) with respect to any Tax claims, within seven (7) calendar days following the earlier of (A) an agreement between Forum Funds and the Trust that an indemnity amount is payable, (B) an assessment of a Tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) the Code. For purposes of this
Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party shall promptly investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

      14.   FINAL TAX RETURNS AND FORMS 1099 OF THE FORUM PORTFOLIO

            (a)...After the Closing, Forum Funds shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Forum Funds with respect to the Forum Portfolio's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

            (b)...Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Forum Funds (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Forum Portfolio to the extent such expenses have been accrued by the Forum Portfolio in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by the investment adviser to the Stratevest Fund at the time such Tax returns and Forms 1099 are prepared pursuant to an agreement between Forum Advisors, LLC and The Stratevest Group, N.A. or their corporate parents.

      15.   ENTIRE AGREEMENT AND AMENDMENTS

            This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

      16.   COUNTERPARTS

            This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

      17.   NOTICES

            Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Forum Funds at Forum Financial Group, Two Portland Square, Portland, Maine 04101, Attention: David I. Goldstein, Esquire, with copies to Anthony C.J. Nuland, Seward & Kissel LLP, 1200 G Street, N.W., Suite 350, Washington, DC 20005, or to the Trust, at 5800 Corporate Drive, Pittsburgh, PA 15237-7000,
Attention: C. Todd Gibson, as the case may be.


      18.   GOVERNING LAW

            This Agreement shall be governed by and carried out in accordance with the internal laws of the State of Delaware.

            IN WITNESS WHEREOF, Forum Funds and the Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first above written.

                                          FORUM FUNDS, ON BEHALF OF THE
                                          INVESTORS _________ FUND
Attest:


By:   Leslie K. Klenk                     By:   John Y. Keffer
Title:                                    Secretary
Title:                                    President



                                          STRATEVEST FUNDS, ON BEHALF OF THE
                                          STRATEVEST LARGE CAP CORE FUND

Attest:


By:                                       By:
Title:                                    Assistant Secretary     Title:
Vice President



                                                             Doc. #337652 v.05
                                      8
                                                             Doc. #337652 v.05

                     STATEMENT OF ADDITIONAL INFORMATION

                               STRATEVEST FUNDS

                 RELATING TO THE ACQUISITION OF THE ASSETS OF
                  INVESTORS EQUITY FUND AND INVESTORS GROWTH
                             FUND OF FORUM FUNDS


            This Statement of Additional Information relates specifically to the proposed acquisitions (the "Transactions") of the assets of the Investors Equity Fund (the "Forum Equity Portfolio") and Investors Growth Fund (the "Forum Growth Portfolio") of Forum Funds ("Forum Funds") by the Stratevest Large Cap Core Fund (the "Stratevest Fund") of Stratevest Funds (the "Trust").

            This Statement of Additional Information relating to the Transactions also includes the following documents, which are attached hereto or incorporated herein by reference:

o     The Statement of Additional Information for the Stratevest Fund, dated
                  September ___, 2000.

o     The Statement of Additional Information for the Forum Equity Portfolio,
                  dated October 1, 1999, as supplemented on March 24,
                  2000; and the Statement of Additional Information for the Forum Growth Portfolio, dated August 1, 2000.

o     The Annual Report of the Forum Equity Portfolio, dated May 31, 2000;
                  and the Annual Report of the Forum Growth Portfolio, dated March 31, 2000.

o     Pro forma financial statements reflecting the financial situation of the Stratevest Fund following the Transaction as if the Transaction had taken place on May 31, 2000, with respect to the Forum Equity Portfolio, and pro forma financial statements reflecting the financial situation of the Stratevest Fund following the Transaction as if the Transaction had taken place on May 31, 2000, with respect to the Forum Growth Portfolio.

            Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus/Proxy Statement.

            This Statement of Additional Information is not a Prospectus; a Prospectus/Proxy Statement dated September __ 2000, relating to the Transactions may be obtained without charge from the Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, or by calling 1-800-245-0242. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement. The date of this Statement of Additional Information is September __, 2000.

                         PRO FORMA COMBINED FINANCIAL
                INFORMATION FOR THE PERIOD ENDED MAY 31, 2000


      The following unaudited pro forma combined financial information relates to the acquisition of all the assets and liabilities of Investors Equity Fund and Investors Growth Fund, each a series of Forum Funds, by and in exchange for shares of beneficial interest of the Stratevest Large Cap Core Fund ("Large Cap Core Fund"), a series of Stratevest Funds (the "Reorganizations"). The information gives effect to the Reorganizations as if they had occurred on May 31, 2000, and consists of a statement of the pro forma combined portfolio of investments, a statement of assets and liabilities as of May 31, 2000, and a statement of operations for the year ended May 31, 2000. The pro forma combined results of operations represent the level of expenses of the Large Cap Core Fund following the Reorganizations as if the Reorganizations had been consummated on May 31, 2000. There is no guarantee that the pro forma financial information will accurately predict the actual results of the Reorganizations. This unaudited information should be read in conjunction with the separate financial statements of Investors Equity Fund and Investors Growth Fund.



                               [OBJECT OMITTED]
STRATEVEST FUNDS
PRO FORMA STATEMENTS OF ASSETS AND
LIABILITIES (UNAUDITED)
MAY 31, 2000

                                                       FORUM          FORUM
                                       LARGE CAP     INVESTORS      INVESTORS
                                          CORE         EQUITY         GROWTH      PRO FORMA    PRO FORMA
                                          FUND          FUND           FUND      ADJUSTMENTS   COMBINED
                                          ----          ----           ----      -----------   --------
                               ASSETS
   Investments in Portfolio (Notes 1
and 2)
        Investments at cost                     $-    $17,757,032     $5,239,148           $-
                                                                                              $22,996,180
        Net unrealized appreciation              -     16,667,851     15,195,591            -
                                                                                               31,863,442
                                      -------------------------------------------             ------------
                                                                                 -------------
        Total investments at value               -     34,424,883     20,434,739            -
                                                                                               54,859,622

   Interest, dividends and other                 -         27,806         37,227            -      65,033
receivables
   Prepaid expense                               -            700              -            -         700
   Organization costs, net of                    -          1,732          7,757            -       9,489
amortization (Note 2)
                                                   -------------------------------------------------------
                                      -------------                              -------------
                         TOTAL ASSETS            -     34,455,121     20,479,723            -
                                                                                               54,934,844
                                      --------------------------------------------------------------------

                          LIABILITIES
   Payable to advisor                            -         10,312              -            -      10,312
   Payable to other related parties              -          5,798              -            -       5,798
   Accrued expenses and other                    -         40,989         33,438            -      74,427
liabilities
   Dividends payable                             -              -              -    7,910,935   7,910,935
                                                   -------------------------------------------------------
                                      --------------------------------------------------------------------
TOTAL LIABILITIES                                -         57,099         33,438    7,910,935   8,001,472
                                      --------------------------------------------------------------------
                           NET ASSETS           $-    $34,398,022    $20,446,285
                                                                                 $(7,910,935) $46,933,372
                                      ====================================================================

             COMPONENTS OF NET ASSETS
  Paid in capital                               $-    $12,569,991     $2,467,506           $-
                                                                                              $15,037,497
  Undistributed net investment income            -              -         32,438            -      32,438
  Accumulated net realized gain from             -      5,160,180      2,750,755  (7,910,935)           -
investments sold
  Net unrealized appreciation from               -     16,667,851     15,195,586            -
investments                                                                                    31,863,437
                                      --------------------------------------------------------------------
                           NET ASSETS           $-    $34,398,022    $20,446,285
                                                                                 $(7,910,935) $46,933,372
                                      ====================================================================


SHARES OF BENEFICIAL INTEREST                    -      2,508,360      1,736,536      448,441   4,693,337

NET ASSET VALUE AND REDEMPTION PRICE
PER SHARE (NET
   ASSETS DIVIDED BY SHARES OF                  $-         $13.71         $11.77            -      $10.00
BENEFICIAL INTEREST)

OFFERING PRICE PER SHARE
   (NAV / (1 - MAXIMUM SALES LOAD))             $-         $14.28         $12.26            -      $10.58

 See Pro Forma Footnotes to Pro Forma
                 Financial Statements






STRATEVEST FUNDS
PRO FORMA STATEMENTS OF OPERATIONS
(UNAUDITED)
FOR THE YEAR ENDED MAY 31, 2000

                                                        FORUM      FORUM
                                          LARGE CAP   INVESTORS  INVESTORS
                                             CORE      EQUITY      GROWTH     PRO FORMA    PRO FORMA
                                             FUND       FUND        FUND     ADJUSTMENTS    COMBINED
                                             ----       ----        ----     -----------    --------
 INVESTMENT INCOME
    Interest income                               $-     $34,883    $47,835            $-      $82,718
    Dividend income                                -     264,525    285,700             -      550,225
                                          ----------------------------------              -------------
                                                                            --------------
 TOTAL INVESTMENT LOSS                             -     299,408    333,535             -      632,943
                                          -------------------------------------------------------------

 EXPENSES
     Investment advisory                           -     219,196    154,292      (21,488)      352,000
    Administration                                 -      67,445     47,475      (39,920)       75,000
    Transfer agency                                -      97,749     71,824     (146,073)       23,500
     Custody                                       -       8,867      7,342       (4,716)       11,493
    Accounting                                     -      39,200     38,200      (50,648)       26,752
    Audit                                          -      14,400     15,004      (11,404)       18,000
    Shareholder Service Fees                       -           -          -       117,334      117,334
    Distribution fees                              -           -          -       117,334      117,334
    Legal                                          -      10,076      1,341       (5,417)        6,000
    Trustees                                       -       1,902      1,979         (881)        3,000
    Reporting                                      -      10,445      6,274       (5,719)       11,000
    Pricing                                        -       1,947      1,876       (3,823)            -
    Compliance                                     -       2,970      1,280        24,890       29,140
    Amortization of organization costs             -         680      3,035       (3,715)            -
    Miscellaneous                                  -       4,228        993         2,779        8,000
                                          -------------------------------------------------------------
                           TOTAL EXPENSES          -     479,105    350,915      (31,467)      798,553
     Fees waived and expenses reimbursed           -   (107,365)   (89,258)        49,346    (147,277)
                                          ----------------------------------              -------------
                                          -----------                       --------------
                             NET EXPENSES          -     371,740    261,657        17,879      651,276
                                          -------------------------------------------------------------
                                                                 -------------------------
 NET INVESTMENT GAIN (LOSS)                        -    (72,332)     71,878      (17,879)     (18,333)
                                          -------------------------------------------------------------

 NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
      Net Realized Gain on Investments             -   5,788,225                        -    8,633,067
                                                                  2,844,842
      Net Change in Unrealized                     -   (658,802)                        -  (1,708,373)
Depreciation from Investments                                    (1,049,571)
                                          -------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON               -   5,129,423                        -    6,924,694
INVESTMENTS                                                       1,795,271
                                          -------------------------------------------------------------
 INCREASE IN NET ASSETS RESULTING FROM            $-                            $(17,879)   $6,906,361
OPERATIONS                                            $5,057,091 $1,867,149
                                          =============================================================


     See Pro Forma Footnotes to Pro Forma
                     Financial Statements



                               [OBJECT OMITTED]

                               [OBJECT OMITTED]

                               [OBJECT OMITTED]

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF INVESTORS EQUITY FUND AND INVESTORS GROWTH FUND INTO STRATEVEST LARGE CAP CORE FUND (UNAUDITED) (CONCLUDED)
MAY 31, 2000

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF INVESTORS EQUITY FUND AND INVESTORS GROWTH FUND INTO STRATEVEST LARGE CAP CORE FUND (UNAUDITED)
MAY 31, 2000

                                                             Doc. #337652 v.05
                                      10
NOTE 1.  GENERAL
The accompanying pro forma financial statements are presented to show the effect of the proposed reorganizations of Investors Equity Fund and Investors Growth Fund, each a series of Forum Funds, into Large Cap Core Fund (the "Fund"), a series of Stratevest Funds, as if such reorganizations had taken place as of May 31, 2000, the fiscal year-end of Investors Equity Fund. Although Investors Growth Fund's fiscal year-end was March 31, 2000, the information included for Investors Growth Fund in the pro forma financial statements has been restated as if Investors Growth Fund's fiscal year-end was May 31, 2000. The following notes refer to the accompanying pro forma financial statements as if both of the above-mentioned reorganizations of the Fund and Investors Equity Fund, and the Fund and Investors Growth Fund, had taken place as of May 31, 2000.
Under the terms of the Agreements and Plans of Reorganization, the reorganizations of Investors Equity Fund and Investors Growth Fund into the Fund should be treated as tax-free business combinations and, accordingly, will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisitions would be accomplished by an acquisition of the net assets of Investors Equity Fund and Investors Growth Fund in exchange for shares of beneficial interest of the Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Fund, Investors Equity Fund, and Investors Growth Fund have been combined as of May 31, 2000.
The Fund seeks to achieve its investment objective of long-term capital appreciation by investing primarily in stocks of large-cap companies utilizing a blended style of investing by using both a growth-based and value-based strategy. It is expected that the Fund will have the overall portfolio characteristics that define it as "large cap core," which is an investment style that has elements of both growth and value investing. However, The Stratevest Group, N.A., the Fund's investment adviser (the "Adviser"), will typically favor a company's growth characteristics over its value characteristics.
The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of Investors
Equity Fund and Investors Growth Fund which are included in their annual reports dated May 31, 2000 and March 31, 2000, respectively.
NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stratevest Funds (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has six active investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest for each series of the Trust without par value.
The significant accounting policies consistently followed by the Fund are as follows:
SECURITY VALUATION - On each business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees pursuant to the Trust's valuation procedures. Securities held by the Fund that have a maturity of 60 days or less are valued at amortized cost, which approximates market value. SECURITY TRANSACTIONS AND INTEREST AND DIVIDEND INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain or loss for both financial statements and federal income tax purposes.
REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price.
DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.
NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISER-- The investment adviser for the Fund is The Stratevest Group, N.A. (the "Adviser"), a wholly-owned subsidiary of Banknorth Group. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.
ADMINISTRATOR - The administrator for the Fund is Federated Services Company, a subsidiary of Federated Investors, Inc. For its services, Federated
Services Company receives a fee at an annual rate of the average aggregate daily net assets of the Trust as specified below:
                                    AVERAGE AGGREGATE DAILY
MAXIMUM ADMINISTRATIVE FEE          NET ASSETS OF THE TRUST
0.150 of 1%                         on the first $500 million
0.125 of 1%                         on the next $500 million
0.110 of 1%                         on the next $1 billion
0.100 of 1%                         on assets in excess of $2 billion
After the Fund's first year of operations, the administrative fee received during any fiscal year shall be at least $75,000 per series. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, Federated Shareholder Services Company receives an annual fee from the Fund of $18,000 plus shareholder account fees of $10.00 plus certain surcharges.
OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $45,000 per fund plus certain service charges. Forum Trust, LLC ("Forum Trust") is custodian for the securities and cash of the Fund. For its services, Forum Trust receives a fee from the Fund at an annual rate of 0.01% of the Fund's average daily net assets, a yearly fee of approximately $5,000, plus certain surcharges.
NOTE 4.  PRO FORMA ADJUSTMENTS
The accompanying pro forma financial statements include an adjustment to reflect a distribution of net realized gain from Investors Equity Fund and Investors Growth Fund to their shareholders as if the distribution had occurred prior to May 31, 2000.
An adjustment was made to shares of beneficial interest of Investors Equity Fund and Investors Growth Fund as if the reorganizations had taken place on May 31, 2000. The number of shares were adjusted to reflect the same net asset value per share for the combined entity as for the Fund.
Adjustments were made to expenses to reflect the expenses as they would have appeared based on projected expenses of Investors Equity Fund and Investors Growth Fund. Expenses for the Fund are reflected as if the reorganizations had occurred as of June 1, 2000.
NOTE 5.  SUBSEQUENT EVENTS
As of July 31, 2000, due to an in-kind redemption by a majority shareholder, net assets of the Investors Growth Fund were reduced from the pro forma $20,446,285 to $5,360,845. As of August 1, 2000, the service providers for Investors Growth Fund eliminated all fee waivers. Due to the decline in net assets and the elimination of waivers, per share expenses of Investors Growth Fund have substantially increased since May 31, 2000. Consequently, the estimated expenses and net assets of Large Cap Core Fund reported in these pro forma financial statements will be higher due to the smaller amount of assets being transferred from Investors Growth Fund.

7
Doc. #341814 v.04

                                    PART C

                              OTHER INFORMATION

Item 15.    Indemnification

            Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 4 of Article VII of the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"). The Investment Advisory Contract between the Registrant and The Stratevest Group, N.A. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. The Registrant's officers and Trustees are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the 1933 Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940, as amended (the "1940 Act"), for Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that, in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not "interested persons" of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees, or independent legal counsel in a written opinion, makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits

      (1)   Copies of the Charter of the Registrant as now in effect.

            (a) Certificate of Trust of the Registrant, dated July 7, 2000, as filed with the Office of the Secretary of State of the State of Delaware on July 10, 2000, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession Number: 0001119381-00-000002).

            (b) Agreement and Declaration of Trust of the Registrant, dated July 7, 2000, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession
                  Number: 0001119381-00-000002).

      (2)   By-Laws.

            By-Laws of the Registrant, dated as of June 30, 2000, are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession Number: 0001119381-00-000002).

      (3)   Voting Trust Agreement.

            Not applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

            Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

      (5)   Instruments defining the rights of security holders.

            The rights of security holders of the Registrant are defined in the following sections of the Registrant's Agreement and Declaration of Trust and By-Laws:

            (a)   Agreement and Declaration of Trust.
                  See Article III, "Shares," Section 4 and Section 6; Article V, "Shareholders' Voting Powers and Meetings," Section 1; and Article VI, "Net Asset Value, Distributions and Redemptions," Section 2.

            (b)   By-Laws.
                  See Article II, "Meetings of Shareholders," Section 6 and
                  Section 9.

      (6)   Investment Advisory Contracts.

            Investment Advisory Agreement, dated ___________, 2000, between The Stratevest Group, N.A. and the Registrant, on behalf of the Stratevest Fund, is to be filed by amendment.

      (7)   Underwriting or Distribution Contracts.

            Distribution Agreement, dated ___________, 2000, between Edgewood Services, Inc. and the Registrant, on behalf of each series, is to be filed by amendment.

      (8)   Bonus, Profit Sharing, Pension or other similar contracts.

            Not Applicable.

      (9)   Custodian Agreements.

            Custodian Agreement, dated ___________, 2000, between Forum Trust, LLC and the Registrant, on behalf of each series, is to be filed by amendment.

      (10)  Rule 12b-1 Plan and Rule 18f-3 Plan.

            (a) Distribution Plan, dated __________, 2000, of the Registrant, on behalf of each series, is to be filed by amendment.

            (b) Mutual Funds Sales and Service Agreement, dated __________, 2000, of the Registrant, on behalf of each series, is to be filed by amendment.

      (11)  Opinion of Counsel.

            Legal opinion of ____________________, counsel to the Registrant, as to the legality of the securities being registered, is to be filed by amendment.

      (12) Opinion of Counsel supporting the tax matters and consequences to shareholders.

            (a) Tax opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement pertaining to the Forum Equity Portfolio, is filed electronically herewith as Exhibit No. EX-99.(12)(a).

            (b) Tax opinion of Stradley, Ronon, Stevens & Young, LLP, special counsel to Federated Services Company, the administrator for the Registrant, supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement pertaining to the Forum Growth Portfolio, is filed electronically herewith as Exhibit No. EX-99.(12)(b).

      (13)  Other material contracts.

            (a) Agreement for Fund Accounting Services, Administrative Services and Transfer Agency Services, dated _____________, 2000, between Federated Services Company and the Registrant, on behalf of each series, is to be filed by amendment.

            (b) Shareholder Services Agreement, dated _____________ 2000, between The Stratevest Group, N.A. and the Registrant, on behalf of each series, is to be filed by amendment.

      (14)  Other opinions and consents.

            (a) Consent of Deloitte & Touche, LLP, independent auditors to the Registrant, is filed electronically herewith as Exhibit No. EX-99.(14)(a).
            (b) Consent of Deloitte & Touche, LLP, independent auditors to Forum Funds, is filed electronically herewith as Exhibit No. EX-99.(14)(b).

      (15)  Omitted financial statements.

            Not Applicable.

      (16)  Power of Attorney.

            Power-of-Attorney appointing C. Todd Gibson as attorney-in-fact and agent, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed electronically with the SEC on July 17, 2000. (Accession
                  Number: 0001119381-00-000002).

            Item 17.    Undertakings

      (1) The undersigned registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                     SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, Commonwealth of Pennsylvania, on the 8th day of September 2000.


                                    STRATEVEST FUNDS


                                    By:  /s/ C. Todd Gibson
                                       ---------------------------------------
                                       C. Todd Gibson
                                       President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE:                       TITLE:                  DATE:


/s/ C. Todd Gibson               President, on behalf    September 8, 2000
                                 of the Trust and
                                 himself, as President
                                 and Trustee of the
                                 Trust
---------------------------------
C. Todd Gibson


/s/ Peter J. Germain             Trustee                 September 8, 2000
---------------------------------
Peter J. Germain


/s/ Beth S. Broderick            Treasurer, Chief        September 8, 2000
                                 Accounting Officer and
                                 Trustee
---------------------------------
Beth S. Broderick


                                EXHIBIT INDEX


                                                                  Sequentially
Exhibit No.     Document                                          Numbered Page
-----------     --------                                          -------------

EX-99.(12)(a)   Form of Tax Opinion of Stradley, Ronon, Stevens
                & Young, LLP pertaining to the Forum Equity
                Portfolio

EX-99.(12)(b)   Form of Tax Opinion of Stradley, Ronon, Stevens
                & Young, LLP pertaining to the Forum Growth
                Portfolio

EX-99.(14)(a)   Consent of Deloitte & Touche, LLP, independent
                auditors to Registrant

EX-99.(14)(b)   Consent of Deloitte & Touche, LLP, independent
                auditors to Forum Funds



3
Doc. #341814 v.04

                                                               [EX-99.(12)(A)]






                             ______________, 2000


Board of Trustees
Stratevest Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Board of Trustees
Forum Funds
P.O. Box 446
Portland, Maine  04112


            Re:   AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF THE [___]
                  DAY OF
                  [        ], 2000 (THE "PLAN"), MADE BY FORUM FUNDS, ON
                   --------
                  BEHALF
                  OF ITS SERIES, THE INVESTORS EQUITY FUND (THE "ACQUIRED FUND") AND
                  STRATEVEST FUNDS, ON BEHALF OF ITS SERIES, THE STRATEVEST LARGE CAP
                  CORE FUND (THE "ACQUIRING FUND")
                  ------------------------------------------------------------

                  -


Ladies and Gentlemen:

            You have requested our opinion as to certain federal income tax consequences of the reorganization of the Acquired Fund, which will consist of: (i) the acquisition, by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund, in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution by the Acquired Fund of the Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iii) the subsequent dissolution of the Acquired Fund, as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Plan.

            In rendering our opinion, we have reviewed and relied upon:  (a)
the Plan, dated as of the [___] day of [        ], 2000, made by Stratevest
Funds and Forum Funds; (b) the proxy materials provided to shareholders of the Acquired Fund in connection with the Special Meeting of Shareholders of the Acquired Fund held on the 3rd day of November, 2000; (c) certain representations concerning the Reorganization made to us by Stratevest Funds, on behalf of the Acquiring Fund and the Acquired Fund, in a letter dated [___________], 2000 (the "Representation Letter"); (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate; and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Plan.

            For purposes of this opinion, we have assumed that the Acquired Fund, on the effective date of the Reorganization, satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

            Under regulations to be prescribed by the Secretary of Treasury under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under
Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary of Treasury has not issued any regulations under Section 1276 of the Code.

            Based on the foregoing, and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Plan and the Representation Letter, it is our opinion that:

            1. The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, as provided for herein, in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares, in complete liquidation, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

            2. No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities pursuant to Section 361(a) and Section 357(a) of the Code.

            3. No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders pursuant to the liquidation of the Acquired Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code.

            4. No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

            5. The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

            6. The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

            7. No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund (the "Acquired Fund Shares") for the Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

            8. The basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

            9. The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to Section 1223(1) of the Code.

            10. The Acquiring Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

            Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this opinion.

            Our opinion is conditioned upon the performance by the Acquiring Fund and the Acquired Fund of their undertakings in the Plan and the Representation Letter.

            This opinion is being rendered to the Acquiring Fund and the Acquired Fund, and may be relied upon only by such funds and the shareholders of each.



                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP



                              By:
                                 ---------------------------

3
Doc. #341814 v.04

                                                               [EX-99.(12)(B)]








                             ______________, 2000


Board of Trustees
Stratevest Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Board of Trustees
Forum Funds
P.O. Box 446
Portland, Maine  04112


            Re: AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF THE [___] DAY OF [___], 2000 (THE "PLAN"), MADE BY FORUM FUNDS, ON BEHALF OF ITS SERIES, THE INVESTORS GROWTH FUND (THE "ACQUIRED FUND") AND STRATEVEST FUNDS, ON BEHALF OF ITS SERIES, THE STRATEVEST LARGE CAP CORE FUND (THE "ACQUIRING FUND")


Ladies and Gentlemen:

            You have requested our opinion as to certain federal income tax consequences of the reorganization of the Acquired Fund, which will consist of: (i) the acquisition, by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund, in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution by the Acquired Fund of the Acquiring Fund Shares to the shareholders of the Acquired Fund; and (iii) the subsequent dissolution of the Acquired Fund, as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Plan.

            In rendering our opinion, we have reviewed and relied upon:  (a)
the Plan, dated as of the [___] day of [        ], 2000, made by Stratevest
Funds and Forum Funds; (b) the proxy materials provided to shareholders of the Acquired Fund in connection with the Special Meeting of Shareholders of the Acquired Fund held on the 3rd day of November, 2000; (c) certain representations concerning the Reorganization made to us by Stratevest Funds, on behalf of the Acquiring Fund and the Acquired Fund, in a letter dated [___________], 2000 (the "Representation Letter"); (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate; and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Plan.

            For purposes of this opinion, we have assumed that the Acquired Fund, on the effective date of the Reorganization, satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

            Under regulations to be prescribed by the Secretary of Treasury under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under
Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary of Treasury has not issued any regulations under Section 1276 of the Code.

            Based on the foregoing, and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware, the Plan and the Representation Letter, it is our opinion that:

            1. The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, as provided for herein, in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares, in complete liquidation, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

            2. No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities pursuant to Section 361(a) and Section 357(a) of the Code.

            3. No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders pursuant to the liquidation of the Acquired Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code.

            4. No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

            5. The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

            6. The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

            7. No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund (the "Acquired Fund Shares") for the Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

            8. The basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

            9. The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to Section 1223(1) of the Code.

            10. The Acquiring Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

            Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this opinion.

            Our opinion is conditioned upon the performance by the Acquiring Fund and the Acquired Fund of their undertakings in the Plan and the Representation Letter.

            This opinion is being rendered to the Acquiring Fund and the Acquired Fund, and may be relied upon only by such funds and the shareholders of each.

                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP



                              By:
                                 ---------------------------


                                                             Doc. #337652 v.05

                                                               [EX-99.(14)(B)]

                      CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in this Registration Statement on Form N-14 (the "Registration Statement on Form N-14") of (i) our report dated July 7, 2000, relating to the financial statements and financial highlights of the Investors Equity Fund appearing in the May 31, 2000 Annual Report to Shareholders of the Investors Equity Fund, which is also incorporated by reference into the Registration Statement on Form N-14 and
(ii) our report dated May 12, 2000, relating to the financial statements and financial highlights of the Investors Growth Fund appearing in the March 31, 2000 Annual Report to Shareholders of the Investors Growth Fund, which is also incorporated by reference into the Registration Statement on Form N-14.




/s / DELOITTE & TOUCHE, LLP
Boston, Massachusetts
September 8, 2000